As filed with the Securities and Exchange Commission on April 24, 1998.

                                                Registration Nos. 333-1043
                                                                  811-7543
===========================================================================
=
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No. ____              [ ]

               Post-Effective Amendment No. 10               [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

               Amendment No.  16                             [X]

                               Variable Account A
                           (Exact name of Registrant)

                         Keyport Life Insurance Company
                              (Name of Depositor)

                  125 High Street, Boston Massachusetts 02110
         (Address of Depositor's Principal Executive Offices (Zip Code)

        Depositor's Telephone Number, including Area Code:  617-526-1400

                       Bernard R. Beckerlegge, Esq.
                 Senior Vice President and General Counsel
                         Keyport Life Insurance Company
                  125 High Street, Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)

                                    copy to:
                              Joan E. Boros, Esq.

               Jorden Burt Boros Cicchetti Berenson & Johnson LLP

                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on May 1, 1998 pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on [date] pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

===========================================================================
=
Exhibit Index on Page ____




                    CONTENTS OF REGISTRATION STATEMENT



                             The Facing Sheet

                             The Contents Page

                           Cross-Reference Sheet

                                  PART A

                                Prospectus

                                  PART B

                    Statement of Additional Information

                                  PART C

                               Items 24 - 32

                              The Signatures

                                 Exhibits








                               VARIABLE ACCOUNT A

                         KEYPORT LIFE INSURANCE COMPANY

                       CROSS REFERENCE TO ITEMS REQUIRED
                                  BY FORM N-4

N-4 Item             Caption in Prospectus

 1. . . . . . . . . .Cover Page
 2. . . . . . . . . .Glossary of Special Terms
 3. . . . . . . . . .Summary of Expenses
 4. . . . . . . . . .Condensed Financial Information
                    Performance Information
 5. . . . . . . . . .Keyport and the Variable Account
                    Eligible Funds
 6. . . . . . . . . .Deductions
 7. . . . . . . . . .Allocations of Purchase Payments
                    Transfer of Variable Account Value
                    Substitution of Eligible Funds and Other Variable
                      Account Changes
                    Modification of the Certificate
                    Death Provisions for Non-Qualified Certificates Death Provisions for Qualified Certificates Certificate Ownership
                    Assignment
                    Partial Withdrawals and Surrender
                    Annuity Benefits
                    Suspension of Payments
                    Inquiries by Certificate Owners
 8. . . . . . . . . .Annuity Provisions
 9. . . . . . . . . .Death Provisions for Non-Qualified Certificates
                    Death Provisions for Qualified Certificates

                    Annuity Options

10. . . . . . . . . .Purchase Payments and Applications
                    Variable Account Value
                    Valuation Periods
                    Net Investment Factor

                    Sales of the Certificates

11. . . . . . . . . .Partial Withdrawals and Surrender
                    Option A: Income For a Fixed Number of Years
                    Right to Revoke
12. . . . . . . . . .Tax Status
13. . . . . . . . . .Legal Proceedings
14.  .  .  .  .  .  .  .  .  .Table of Contents - Statement  of  Additional
Information

                    Caption in Statement of Additional Information

15. . . . . . . . . .Cover Page
16. . . . . . . . . .Table of Contents
17. . . . . . . . . .Keyport Life Insurance Company
18. . . . . . . . . .Experts
19. . . . . . . . . .Not applicable
20. . . . . . . . . .Principal Underwriter
21. . . . . . . . . .Investment Performance
22. . . . . . . . . .Variable Annuity Benefits
23. . . . . . . . . .Financial Statements







This Amendment No. 10 to the Registration Statement on Form N-4 which initially became effective on October 18, 1996 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment relates only to the prospectus, statement of additional information, and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment Nos. 8 and 9 to the Registration Statement.






                                  PART A


                        May 1, 1998 Prospectus for





                     MANNING & NAPIER VARIABLE ANNUITY




                 Including Eligible Fund Prospectuses for

                  MANNING & NAPIER INSURANCE FUND, INC.:

                Manning & Napier Moderate Growth Portfolio

                     Manning & Napier Growth Portfolio

                Manning & Napier Maximum Horizon Portfolio

                   Manning & Napier Small Cap Portfolio

                     Manning & Napier Equity Portfolio

                      Manning & Napier Bond Portfolio




                    STEINROE VARIABLE INVESTMENT TRUST:

               Stein Roe Money Market Fund, Variable Series


                              Distributed by:
                     Keyport Financial Services Corp.
                  125 High Street, Boston, MA 02110-2712


                                Issued by:
                      Keyport Life Insurance Company
                  125 High Street, Boston, MA 02110-2712



[ ] Yes. I would like to receive the Manning & Napier Variable Annuity Statement of Additional Information.
[ ] Yes. I would like to receive the Manning & Napier Insurance Fund, Inc. Statement of Additional Information.
[ ] Yes. I would like to receive the SteinRoe Variable Investment Trust Statement of Additional Information.

Name

Address

City  State  Zip

BUSINESS REPLY MAIL
FIRST CLASS MAIL
PERMIT NO. 6719
BOSTON, MA

POSTAGE WILL BE
PAID BY ADDRESSEE

KEYPORT LIFE INSURANCE CO.
125 HIGH STREET
BOSTON, MA 02110-9773


NO POSTAGE
NECESSARY
IF MAILED
IN THE
UNITED STATES


              GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                    DEFERRED VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                            Variable Account A
                                    OF
                      KEYPORT LIFE INSURANCE COMPANY


This Prospectus offers Group and Individual Variable Annuity Contracts (the "Contracts") and the related Certificates (the "Certificates") that are designed to fund benefits under certain group arrangements including those that qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). As required by certain states, the Contracts may be offered as individual contracts. Unless otherwise noted or the context so requires all references to the Certificates include the Contracts and the individual Certificates. The Certificates are offered on a flexible payment basis.

The variable annuity Contract (form number DVA(1)) and the Certificates described in this prospectus provide for accumulation of Certificate Values on a variable basis, and payments of periodic annuity payments on either a variable or fixed basis. The Certificates are designed for use by individuals for retirement planning purposes.

This prospectus generally describes the variable features of the Certificate. Purchase Payments will be allocated to a segregated investment account of Keyport Life Insurance Company ("Keyport"), designated Variable Account A ("Variable Account").

The Variable Account invests in shares of the following Eligible Funds of Manning & Napier Insurance Fund, Inc. ("Manning & Napier Insurance Fund") at their net asset value: Manning & Napier Moderate Growth Portfolio ("MNMGP"), Manning & Napier Growth Portfolio ("MNGP"), Manning & Napier Maximum Horizon Portfolio ("MNMHP"), Manning & Napier Small Cap Portfolio ("MNSCP"), Manning & Napier Equity Portfolio ("MNEP"), and Manning & Napier Bond Portfolio ("MNBP"). The Variable Account also invests in shares of the following Eligible Fund of SteinRoe Variable Investment Trust ("SteinRoe Trust") at its net asset value: Stein Roe Money Market Fund, Variable Series ("SRMMF").

The   Variable  Account  may  offer  other  forms  of  the  contracts   and
certificates that have features, fees and charges which vary from the Certificates, and that provide for investment in other Sub-accounts which invest in different or additional mutual funds. Other contracts and certificates will be described in separate prospectuses and statements of additional information. The agent selling the Contracts and Certificates has information concerning the eligibility for and the availability of the other forms of the Contracts and Certificates.

A Statement of Additional Information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is herein incorporated by reference. It is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110, by calling (800) 437-4466, or by returning the postcard on the back cover of this prospectus. It may also be obtained by writing Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604, or calling (800) 466-3863. A table of contents for the Statement of Additional Information is on Page 17.

The Contract and Certificates: are not insured by the FDIC; are not a deposit or other obligation of, or guaranteed by, the depository institution; and are subject to investment risks, including the possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS  PROSPECTUS  SETS FORTH THE INFORMATION A PROSPECTIVE INVESTOR  SHOULD
KNOW  BEFORE  INVESTING.  THE  PROSPECTUS SHOULD  BE  RETAINED  FOR  FUTURE
REFERENCE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED BY KEYPORT TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THIS OFFERING, AND IF GIVEN OR MADE, SUCH UNAUTHORIZED INFORMATION OR REPRESENTATIONS SHOULD NOT BE RELIED UPON.


                The date of this prospectus is May 1, 1998


                             TABLE OF CONTENTS
                                                               Page
Glossary of Special Terms                                       3
Summary of Expenses                                             4
Synopsis                                                        5
Condensed Financial Information                                 5
Performance Information                                         5
Keyport and the Variable Account                                6

Year 2000 Matters                                               6

Purchase Payments and Applications                              6
Investments of the Variable Account                             7
  Allocations of Purchase Payments                              7
  Eligible Funds                                                7
  Transfer of Variable Account Value                            8
  Substitution of Eligible Funds and Other
    Variable Account Changes                                    9
Deductions                                                      9
  Deductions for Certificate Maintenance Charge                 9
  Deductions for Mortality and Expense Risk Charge              10
  Deductions for Transfers of Variable Account Value            10
  Deductions for Premium Taxes                                  10
  Deductions for Income Taxes                                   10
  Total Variable Account Expenses                               10
Other Services                                                  10
The Certificates                                                10
  Variable Account Value                                        10
  Valuation Periods                                             11
  Net Investment Factor                                         11
  Modification of the Certificate                               11
  Right to Revoke                                               11
Death Provisions for Non-Qualified Certificates                 11
Death Provisions for Qualified Certificates                     12
Certificate Ownership                                           12
Assignment                                                      13
Partial Withdrawals and Surrender                               13
Annuity Provisions                                              13
  Annuity Benefits                                              13
  Income Date and Annuity Option                                13
  Change in Income Date and Annuity Option                      13
  Annuity Options                                               13
  Variable Annuity Payment Values                               14
  Proof of Age, Sex, and Survival of Annuitant                  14
Suspension of Payments                                          14
Tax Status                                                      15
  Introduction                                                  15
  Taxation of Annuities in General                              15
  Qualified Plans                                               16
  Individual Retirement Annuities                               16
Variable Account Voting Privileges                              16
Sales of the Certificates                                       17
Legal Proceedings                                               17
Inquiries by Certificate Owners                                 17
Table of Contents--Statement of Additional
    Information                                                 17
Appendix A--Telephone Instructions                              18
                         GLOSSARY OF SPECIAL TERMS

Accumulation Unit: An accounting unit of measure used to calculate Variable Account Value.


Annuitant: The Annuitant is the natural person to whom any annuity payments will be made starting on the Income Date. The Annuitant may not be over age 80 on the Certificate Date (age 75 for Qualified Certificates and age 80 for Roth IRA Qualified Certificates).


Certificate Anniversary: The same month and day as the Certificate Date in each subsequent year of the Certificate.


Certificate Date: The effective date of the Certificate; it is shown on the Certificate Schedule.

Certificate Owner: The person (or persons in the case of joint ownership) who possesses all the ownership rights under the Certificate. The primary Certificate Owner may not be over age 80 on the Certificate Date (age 75 for Qualified Certificates, age 80 for Roth IRA Qualified Certificates and age 85 for a joint Owner).


Certificate Value: The Variable Account Value.

Certificate Withdrawal Value: The Certificate Value less any premium taxes and Certificate Maintenance Charge.

Certificate Year: Any period of 12 months commencing with the Certificate Date and each Certificate Anniversary thereafter shall be a Certificate Year.
Designated Beneficiary: The person who may be entitled to receive benefits following the death of the Annuitant, Certificate Owner, or joint Certificate Owner. The Designated Beneficiary will be the first person among the following who is alive on the date of death: primary Certificate Owner; joint Certificate Owner; primary beneficiary; contingent beneficiary; and if none of the above is alive, the primary Certificate Owner's estate. If the primary Certificate Owner and joint Certificate Owner are both alive, they will be the Designated Beneficiary together.

Eligible Funds: The mutual funds that are eligible investments for the Variable Account under the Certificates.

In Force: The status of the Certificate before the Income Date so long as it is not totally surrendered, the Certificate Value under a Certificate does not go to zero, and there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Office: Keyport's executive office, which is 125 High Street, Boston, Massachusetts 02110.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan established pursuant to the provisions of
Section 408(b) or 408A of the Internal Revenue Code.

Variable Account: A separate investment account of Keyport into which Purchase Payments under the Certificates may be allocated. The Variable Account is divided into Sub-Accounts ("Sub-Account") that correspond to the Eligible Funds in which they invest.

Variable  Account  Value:  The  value  of  all  Variable  Account   amounts
accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to Keyport, signed by the Certificate Owner and a disinterested witness, and filed at Keyport's Office.

                            SUMMARY OF EXPENSES

The expense summary format below, including the examples, was adopted by the Securities and Exchange Commission to assist the owner of a variable annuity certificate in understanding the transaction and operating expenses the owner will directly or indirectly bear under a certificate. The values reflect expenses of the Variable Account as well as the Eligible Funds under the Certificates. The expenses shown for the Eligible Funds and the examples should not be considered a representation of future expenses.

Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:                              0%
Maximum Contingent Deferred Sales Charge
  (as a percentage of Purchase Payments):                     0%
Maximum Total Certificate Owner Transaction Expenses1
  (as a percentage of Purchase Payments):                     0%
Certificate Maintenance Charge                                $35

                     Variable Account Annual Expenses
                  (as a percentage of average net assets)

Mortality and Expense Risk Charge:                           .35%
Total Variable Account Annual Expenses:                      .35%

    Manning & Napier Insurance Fund and SteinRoe Trust Annual Expenses2
                  (as a percentage of average net assets)

                                                            Total
                                                        Fund Operating
                 Management            Other            Expenses (After
                    Fees              Expenses        Any Reimbursement)3

MNMGP               0.00%              1.20%                1.20%(14.16%)3
MNGP                0.00%              1.20%                1.20%(10.98%)3
MNMHP               0.00%              1.20%                1.20%(12.76%)3
MNSCP               0.00%              1.20%                1.20%(12.53%)3
MNEP                0.00%              1.20%                1.20%(12.44%)3
MNBP                0.00%               .85%                 .85%(14.27%)3
SRMMF                .35%               .25%                 .60%


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY MANNING & NAPIER INSURANCE FUND AND STEINROE TRUST. KEYPORT HAS NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

Example--Assuming surrender or annuitization of the Certificate at the end of the periods shown4 or that the Certificate stays in force through the periods shown.

A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

Sub-Account        1 Year        3 Years        5 Years        10 Years

MNMGP               $15            $49            $89            $220
MNGP                 15             49             89             220
MNMHP                15             49             89             220
MNSCP                15             49             89             220
MNEP                 15             49             89             220
MNBP                 12             38             69             172
SRMMF                 9             30             55             136


1Keyport reserves the right to impose a transfer fee after prior notice to Certificate Owners, but currently does not impose any charge. Premium taxes are not shown. Keyport deducts the amount of premium taxes, if any, when paid unless Keyport elects to defer such deduction.


2All  Manning & Napier Insurance Fund and SteinRoe Trust expenses  are  for
1997.   The  Manning & Napier Insurance Fund expenses reflect the manager's agreement to reimburse expenses above certain limits (see footnote 3).

3The managers of Manning & Napier Insurance Fund and SteinRoe Trust have agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Eligible Fund, so long as such reimbursement would not result in the Eligible Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: MNMGP 1.2%, MNGP 1.2%, MNMHP 1.2%, MNSCP 1.2%, MNEP 1.2%, MNBP .85%, SRMMF .65%. The Manning & Napier Insurance Fund manager's fee waiver and assumption of expenses agreement is voluntary and may be terminated at any time. The SteinRoe Trust manager's fee waiver and assumption of expenses agreement is effective until April 30, 1999. The SteinRoe Trust's manager was not required to reimburse expenses as of the date of this Prospectus. The total percentages shown in the table for MNMHP, MNSCP, MNEP, MNGP, MNMGP, and MNBP are after expense reimbursement. Each percentage shown in the parentheses is what the total expenses would be in the absence of expense reimbursement: for MNMGP--14.16%; for MNGP-- 10.98%; for MNMHP--12.76%; for MNSCP--12.53%; for MNEP--12.44%; and for
MNBP--14.27%.


4The annuity is designed for retirement planning purposes. Surrenders prior to the Income Date are not consistent with the long-term purposes of the Certificate and the applicable tax laws.

The example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Management" in the prospectus for Manning & Napier Insurance Fund, and "How the Funds are Managed" in the prospectus for SteinRoe Trust.

                                 SYNOPSIS

The following Synopsis should be read in conjunction with the detailed information in this prospectus and the Statement of Additional Information. Please refer to the Glossary of Special Terms for the meaning of certain defined terms. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements which are attached to this prospectus, or in endorsements to the Certificates, as appropriate.

The Certificate allows Certificate Owners to allocate Purchase Payments to the Variable Account. The Variable Account is a separate investment account maintained by Keyport. Certificate Owners may allocate payments to, and receive annuity payments from, the Variable Account. If the Certificate Owner allocates payments to the Variable Account, the accumulation values and annuity payments will fluctuate according to the investment experience of the Sub-Accounts chosen.


The Certificate permits Purchase Payments to be made on a flexible Purchase Payment basis. The minimum initial payment is $5,000 and $2,000 for individual retirement annuities. The minimum amount for each subsequent payment is $1,000 or such lesser amount as Keyport may permit from time to time (currently $1,000). (See "Purchase Payments and Applications" on Page 6.)


There are no deductions made from Purchase Payments for sales charges at the time of purchase or upon surrender.

Keyport deducts a Mortality and Expense Risk Charge, which is equal on an annual basis to .35% of the average daily net asset values in the Variable Account attributable to the Contracts. (See "Deductions for Mortality and Expense Risk Charge" on Page 10.)

Keyport deducts an annual Contract Maintenance Charge (currently $35.00) from the Variable Account Value for administrative expenses. Prior to the Income Date, Keyport reserves the right to change this charge for future years. (See "Deductions for Certificate Maintenance Charge" on Page 9.)


Keyport reserves the right to deduct a charge of $25 for each transfer in excess of 12 per Certificate Year but currently does not do so.


Premium taxes will be charged against the Certificate Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes" on Page 10.)

There are no federal income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a lump sum payment, annuity payments, or the making of a gift or assignment of the Certificate. A federal penalty tax (currently 10%) may also apply. (See "Tax Status" on Page 15.)


The Certificate allows the Certificate Owner to revoke the Certificate generally within 10 days of delivery (see "Right to Revoke" on Page 11). For most states, Keyport will refund the Certificate Value as of the date the returned Certificate is received by Keyport, plus any distribution charges previously deducted. The Certificate Owner thus will bear the investment risk during the revocation period. In other states, Keyport will return Purchase Payments.


                      CONDENSED FINANCIAL INFORMATION

                         Accumulation Unit Values*

                          Accumulation    Accumulation     Number of
                           Unit Value      Unit Value     Accumulation
                            Beginning         End          Units End
Sub-Account                  of  Year**        of  Year           of   Year
Year


MNMGP                      10.104           11.350           0
1997
                           10.000           10.104           0
1996
     Available in 1996 and 1997 but no accumulation units were purchased

MNGP                       10.244           12.171           0
1997
                           10.000           10.244           0
1996
     Available in 1996 and 1997 but no accumulation units were purchased

MNMHP                      10.434           12.861           0
1997
                           10.000           10.434           0
1996
     Available in 1996 and 1997 but no accumulation units were purchased

MNSCP                      10.714           12.089          245
1997
                           10.000           10.714          246
1996

MNEP                       10.554           12.774          239
1997
                           10.000           10.554          241
1996

MNBP                        9.934           10.871           0
1997
                           10.000            9.934           0
1996
     Available in 1996 and 1997 but no accumulation units were purchased

SRMMF                      10.073           10.556           0
1997
                           10.000           10.073           0
1996
     Available in 1996 and 1997 but no accumulation units were purchased


* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

** Each $10.000 value is as of November 4, 1996, which is the date the Fund Sub-Account first became available.


The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.


                          PERFORMANCE INFORMATION

The Variable Account may from time to time advertise certain performance information concerning its various Sub-Accounts.


Performance information is not intended to indicate either past performance under an actual Certificate or future performance.


The Sub-Accounts may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the specific Sub-Account over a given period of time.

Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account and a Certificate. Average total return does not take into account any premium taxes and would be lower if these taxes were included.

In order to calculate average annual total return, Keyport divides the change in value of a Sub-Account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-Account made by the Certificate Owner at the beginning of the period illustrated. The resulting total rate for the period is then annualized to obtain the average annual percentage change during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

The Sub-Accounts may present additional total return information computed on a different basis.

The Sub-Accounts may present total return information calculated by dividing the change in a Sub-Account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-Account at the beginning of the period. This computation results in a 12-month change rate or, for longer periods, a total rate for the period which Keyport annualizes in order to obtain the average annual percentage change in the Accumulation Unit value for that period. The change percentages do not take into account the Certificate Maintenance Charge and premium tax charges. The percentages would be lower if these charges were included.


The SRMMF Sub-Account is a money market Sub-Account that also may advertise yield and effective yield information. The yield of the Sub-Account refers to the income generated by an investment in the Sub-Account over a specifically identified 7-day period. This income is annualized by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period and is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-Account and a Certificate but does not take into account premium tax charges. The yield would be lower if these charges were included.

The effective yield of the SRMMF Sub-Account is calculated in a similar manner but, when annualizing such yield, income earned by the Sub-Account is assumed to be reinvested. This compounding effect causes effective yield to be higher than yield.


                     KEYPORT AND THE VARIABLE ACCOUNT


Keyport Life Insurance Company was incorporated in Rhode Island in 1957 as a stock life insurance company. Its executive and administrative offices are at 125 High Street, Boston, Massachusetts 02110. Its home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865.

Keyport writes individual and group annuity contracts on a non-participating basis. Keyport is licensed to do business in all states except New York and is also licensed in the District of Columbia and the Virgin Islands. Keyport has been rated A+ (Superior) by A.M. Best and Company, independent analysts of the insurance industry. Keyport has been rated A+ each year since 1976, the first year Keyport was subject to Best's alphabetic rating system. Standard & Poor's ("S&P") has rated Keyport AA for excellent financial security, Moody's has rated Keyport A1 for good financial strength and Duff & Phelps has rated Keyport AA- for very high claims paying ability. The Best's A+ rating is in the highest rating category, which also includes A++. S&P and Duff & Phelps have one rating category above AA and Moody's has two rating categories above A. Within the S&P AA category, only AA+ is higher. The Moody's "1" modifier signifies that Keyport is in the higher end of the A category while the Duff & Phelps "-" modifier signifies that Keyport is at the lower end of the AA category. These ratings merely reflect the opinion of the rating company as to the relative financial strength of Keyport and Keyport's ability to meet its contractual obligations to its policyholders. Even though assets in the Variable Account are held separately from Keyport's other assets, ratings of Keyport may still be relevant to Certificate Owners since not all of Keyport's contractual obligations relate to payments based on those segregated assets (e.g., see "Death Provisions" for Keyport's obligation after certain deaths to increase the Certificate Value if it is less than the Death Benefit Amount or otherwise enhance the death benefit with interest).

Keyport is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that Keyport has chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.


Keyport is one of the Liberty Financial Companies. Keyport is ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance company.

The Variable Account was established by Keyport pursuant to the provisions of Rhode Island Law on January 30, 1996. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or Keyport by the Securities and Exchange Commission.

Obligations under the Certificates are the obligations of Keyport. Although the assets of the Variable Account are the property of Keyport, these assets are held separately from the other assets of Keyport and are not chargeable with liabilities arising out of any other business Keyport may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business Keyport may conduct. Thus, Keyport does not guarantee the investment performance of the Variable Account. The Variable Account Value and the amount of variable annuity payments will vary with the investment performance of the investments in the Variable Account.


                             YEAR 2000 MATTERS

Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. This potential problem has become known as the "Year 2000 issue". The Year 2000 issue affects virtually all companies and organizations.

Computer applications which are affected by the Year 2000 issue could impact Keyport's business functions in various ways, ranging from a complete inability to perform critical business functions to a loss of productivity in varying degrees. Likewise, the failure of some computer applications could have no impact on critical business functions.

Keyport is assessing and addressing the Year 2000 issue by implementing a four-step plan. The first two steps involve inventorying all the computer applications which support Keyport's business functions and prioritizing computer applications which are affected by the Year 2000 issue based upon the degree of impact each has on the functioning of Keyport's business units. The first two steps of the plan are substantially complete.

The final two steps of the four-step plan involve remediation of affected computer applications (i.e., repairing or replacing programs, including those which interface with third-party computer applications that have unremediated Year 2000 issues, and appropriate testing) and reinstallation of computer applications. For computer applications which are "mission critical" (i.e., their failure would result in the complete inability to perform critical business functions), Keyport expects to complete the final two steps of the plan by December 31, 1998. Remediation and reinstallation of non-critical computer applications is scheduled to be completed by December 31, 1999.

Keyport believes that the Year 2000 issue could have a material impact on Keyport's operations if the four-step plan is not timely implemented. However, based upon the progress that is being made, Keyport believes that the timetable for implementing the plan will be met and that the Year 2000 issue will not pose significant operational problems for its computer systems.

Keyport does not expect that the cost of addressing the Year 2000 issue will be material to its financial condition or its results of operations.


                    PURCHASE PAYMENTS AND APPLICATIONS


The initial Purchase Payment is due on the Certificate Date. The minimum initial Purchase Payment is $5,000 and $2,000 for individual retirement annuities. Additional Purchase Payments can be made at the Certificate Owner's option. Each subsequent Purchase Payment must be at least $1,000 or such lesser amount as Keyport may permit from time to time. Keyport may reject any Purchase Payment.

If the application for a Certificate is in good order and it calls for amounts to be allocated to the Variable Account, Keyport will apply the initial Purchase Payment to the Variable Account and credit the Certificate with Accumulation Units within two business days of receipt. If the application for a Certificate is not in good order, Keyport will attempt to get it in good order within five business days. If it is not complete at the end of this period, Keyport will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless the applicant specifically consents to Keyport's keeping the Purchase Payment until the application is complete. Once the application is complete, the Purchase Payment will be applied within two business days of its completion. Keyport has reserved the right to reject any application.


Keyport confirms, in writing, to the Certificate Owner the allocation of all Purchase Payments and the re-allocation of values after any requested transfer. Keyport must be notified immediately by the Certificate Owner of any processing error.


Keyport will permit others to act on behalf of an applicant in certain instances, including the following two examples. First, Keyport will accept an application for a Certificate that contains a signature signed under a power of attorney if a copy of that power of attorney is submitted with the application. Second, Keyport will issue a Certificate is replacing an existing life insurance or annuity policy that was issued by Keyport or an affiliated company, without having previously received a signed application from the applicant. Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries will inform Keyport of an applicant's answers to the questions in the application by telephone or by order ticket and cause the initial Purchase Payment to be paid to Keyport. If the information is in good order, Keyport will issue the Certificate with a copy of an application completed with that information. The Certificate will be delivered to the Certificate Owner with a letter from Keyport that will give the Certificate Owner an opportunity to respond to Keyport if any of the application information is incorrect. Alternatively, Keyport's letter may request the Certificate Owner to confirm the correctness of the information by signing either a copy of the application or a Certificate delivery receipt that ratifies the application in all respects (in either case, a copy of the signed document would be returned to Keyport for its permanent records). All purchases are confirmed, in writing, to the applicant by Keyport. Keyport's liability under a Certificate extends only to amounts so confirmed.


                    INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

Purchase Payments applied to the Variable Account will be invested in one or more of the Eligible Fund Sub-Accounts designated as permissible investments in accordance with the selection made by the Certificate Owner in the application. Any selection must specify the percentage of the Purchase Payment that is allocated to each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 10% and must be a whole number. A Certificate Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport to accept telephone allocation instructions from the Certificate Owner or from a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone changes, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix A and Certificate Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

The Variable Account is segmented into Sub-Accounts. Each Sub-Account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. Eligible Funds and Sub-Accounts may be added or withdrawn as permitted by applicable law. The Sub-Accounts in the Variable Account and the corresponding Eligible Funds currently are as follows:

Eligible Funds of Manning & Napier Insurance Fund      Sub-Accounts
Manning & Napier Moderate Growth Portfolio ("MNMGP")   MNMGP Sub-Account
Manning & Napier Growth Portfolio ("MNGP")             MNGP Sub-Account
Manning & Napier Maximum Horizon Portfolio ("MNMHP")   MNMHP Sub-Account
Manning & Napier Small Cap Portfolio ("MNSCP")         MNSCP Sub-Account
Manning & Napier Equity Portfolio ("MNEP")             MNEP Sub-Account
Manning & Napier Bond Portfolio ("MNBP")               MNBP Sub-Account

Eligible Fund of SteinRoe Trust                        Sub-Account

Stein Roe Money Market Fund, Variable Series ("SRMMF") SRMMF Sub-Account
  (formerly named Cash Income Fund)


Eligible Funds

The Eligible Funds which are the permissible investments of the Variable Account are the separate funds of Manning & Napier Insurance Fund, the separate funds of SteinRoe Trust, and any other mutual funds with which Keyport and the Variable Account may enter into a participation agreement for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

Manning  &  Napier  Insurance  Fund is an  open-end  management  investment company that offers separate series (Portfolios). Manning & Napier Advisors, Inc. ("Manning & Napier Advisors"), 1100 Chase Square, Rochester, New York 14604, acts as Manning & Napier Insurance Fund's investment adviser. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. Manning & Napier Advisors also is generally responsible for supervision of the overall business affairs of Manning & Napier Insurance Fund, including supervision of service providers to the Fund and direction of Manning & Napier Advisors' directors, officers or employees who may be elected as officers of Manning & Napier Insurance Fund to serve as such.

Stein Roe & Farnham Incorporated ("Stein Roe"), One South Wacker Drive, Chicago, Illinois 60606, is the investment adviser for the Eligible Fund of SteinRoe Trust. In 1986, Stein Roe was organized and succeeded to the business of Stein Roe & Farnham, a partnership. Stein Roe is an affiliate of Keyport. Stein Roe and its predecessor have provided investment advisory and administrative services since 1932.

The investment objectives of the Eligible Funds are briefly described below. More detailed information, including investor considerations related to the risks of investing in a particular Eligible Fund, may be found in the current prospectus for that Fund. An investor should read that prospectus carefully before selecting a Sub-Account that invests in an Eligible Fund. The prospectus is available, at no charge, from a salesperson or by writing Keyport at the address shown on Page 1 or by calling (800) 437-4466. The Prospectus may also be obtained by writing Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604, or calling (800) 466-3863.

Eligible Funds of Manning & Napier Insurance
Fund and Variable Account Sub-Accounts            Investment Objective

Manning & Napier Moderate Growth Portfolio
  (MNMGP Sub-Account)                             Seeks with equal emphasis
                                                  long-term growth and
                                                  preservation of capital.
Manning & Napier Growth Portfolio
  (MNGP Sub-Account)                              Seeks long-term growth of
                                                  capital. The secondary
                                                  objective is the
                                                  preservation of capital.
Manning & Napier Maximum Horizon Portfolio
  (MNMHP Sub-Account)                             Seeks to achieve the high
                                                  level of long-term
                                                  capital growth typically
                                                  associated with the stock
                                                  market.
Manning & Napier Small Cap Portfolio
  (MNSCP Sub-Account)                             Seeks to achieve long-
                                                  term growth of capital by
                                                  investing principally in
                                                  the equity securities of
                                                  small issuers.
Manning & Napier Equity Portfolio
  (MNEP Sub-Account)                              Seeks long-term growth of
                                                  capital.
Manning & Napier Bond Portfolio
  (MNBP Sub-Account)                              Seeks to maximize total
                                                  return in the form of
                                                  both income and capital
                                                  appreciation by investing
                                                  in fixed income
                                                  securities without regard
                                                  to maturity.

Eligible Fund of SteinRoe Trust and
Variable Account Sub-Account                      Investment Objective


Stein Roe Money Market Fund, Variable Series      Seeks to provide high
  (SRMMF Sub-Account)(formerly named Cash         current income from
  Income Fund)                                    short-term money market
                                                  instruments while
                                                  emphasizing preservation
                                                  of capital and
                                                  maintaining excellent
                                                  liquidity.


There is no assurance that the Eligible Funds will achieve their stated objectives.

The Manning & Napier Insurance Fund and SteinRoe Trust are funding vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of Keyport and of insurance companies affiliated and unaffiliated with Keyport. The risks involved in this "mixed and shared funding" are disclosed in the Manning & Napier Insurance Fund and in the SteinRoe Trust prospectuses under the captions "Sales And Redemptions" and "The Trust", respectively.

Transfer of Variable Account Value

Certificate Owners may transfer Variable Account Value from one Sub-Account to another Sub-Account.

The Certificate allows Keyport to charge a transfer fee and to limit the number of transfers that can be made in a specified time period. Certificate Owners should be aware that transfer limitations may prevent a Certificate Owner from making a transfer on the date he or she wants to, with the result that the Certificate Owner's future Certificate Value may be lower than it would have been had the transfer been made on the desired date.


Currently, Keyport has no limit on the number or frequency of transfers and it is not charging a transfer fee. For transfers under different Certificates that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport's determination, based on the recommendation of a common investment adviser or broker/dealer, there is a transfer limitation of one transfer every 30 days or such other time period as Keyport may permit.

Keyport is also limiting each transfer to a maximum of $500,000 or such greater amount as Keyport may permit. All transfers requested for a Certificate on the same day will be treated as a single transfer and the total combined transfer amount will be subject to the $500,000 limitation. If the $500,000 limitation is exceeded, no amount of the transfer will be executed by Keyport.


In applying the $500,000 limitation, Keyport may treat as one transfer all transfers requested by a Certificate Owner for multiple Certificates he or she owns. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport.

In applying the $500,000 limitation to transfers requested by a common attorney-in-fact or investment adviser, Keyport will treat as one transfer all transfers requested under different Certificates that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport's determination, based on the recommendation of a common investment adviser or broker/dealer. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport. If a transfer is executed under one Certificate and, within the next 30 days, a transfer request for another Certificate is determined by Keyport to be related to the executed transfer under this paragraph's rules, the transfer request will not be executed by Keyport. In order for it to be executed, it would need to be requested again after the 30 day period has expired and it, along with any other transfer requests that are collectively treated as a single transfer, would need to total less than $500,000.

Keyport's interest in applying these limitations is to protect the interests of both Certificate Owners who are not engaging in significant transfer activity and Certificate Owners who are engaging in such activity. Keyport has determined that the actions of Certificate Owners engaging in significant transfer activity among Sub-Accounts may cause an adverse affect on the performance of the Eligible Fund for the Sub-Account involved. The movement of Sub-Account values from one Sub-Account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Certificate Owners.


Certificate Owners will be notified, in advance, of the imposition of any transfer fee or of a change in the limitation on the number of transfers. The fee will not exceed $25.


Transfers must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport to accept telephone transfer requests from the Certificate Owner or from a person acting for the Certificate
Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone transfer instructions, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix A and Certificate Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Keyport before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern Time) will be initiated at the close of business that day. Any requests received later will be initiated at the close of the next business day. Each request from a Certificate Owner to transfer value will be executed by both redeeming and acquiring Accumulation Units on the day Keyport initiates the transfer.

If  100%  of  any  Sub-Account's value is transferred  and  the  allocation formula for Purchase Payments includes that Sub-Account, then the allocation formula for future Purchase Payments will automatically change unless the Certificate Owner instructs otherwise. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless the Certificate Owner instructs otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If the shares of any of the Eligible Funds should no longer be available for investment by the Variable Account or if in the judgment of Keyport's management further investment in such fund shares should become inappropriate in view of the purpose of the Certificate, Keyport may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased under the Certificate. No substitution of Fund shares in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and notice to Certificate Owners, to the extent required by the Investment Company Act of 1940.

Keyport has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed: (a) to operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law; (b) to take any action necessary to comply with or obtain and continue any exemptions from the Investment Company Act of 1940 or to comply with any other applicable law; (c) to transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate investment accounts, or to Keyport's general account; or to add, combine or remove Sub-Accounts in the Variable Account; and (d) to change the way Keyport assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the Eligible Funds in connection with the Certificates.

                                DEDUCTIONS

Deductions for Certificate Maintenance Charge


Keyport has responsibility for all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Certificates, maintenance of Certificate Owners'
records, and all accounting, valuation, regulatory and reporting requirements. Keyport makes a Certificate Maintenance Charge for such services during the accumulation and annuity payment periods. At the present time the Certificate Maintenance Charge is $35 per Certificate Year. PRIOR TO THE INCOME DATE THE CERTIFICATE MAINTENANCE CHARGE IS NOT GUARANTEED AND MAY BE CHANGED BY KEYPORT.


Prior to the Income Date, the full amount of the charge will be deducted from the Variable Account Value on each Certificate Anniversary and on the date of any total surrender not falling on the Certificate Anniversary. On the Income Date, a pro-rata portion of the charge due on the next Certificate Anniversary will be deducted from the Variable Account Value. This pro-rata charge covers the period from the prior Certificate Anniversary to the Income Date. For example, if the Income Date occurs 73 days after that prior anniversary, then one-fifth (i.e., 73 days/365 days) of the annual charge would be deducted on the Income Date. The charge will be deducted from each Sub-Account in the proportion that the value of each bears to the Variable Account Value.

Once annuity payments begin on the Income Date or once they begin after surrender benefits are applied under a settlement option, the yearly cost of the Certificate Maintenance Charge for a payee's annuity will be the same as the yearly amount in effect immediately before the annuity payments begin. Keyport may not later change the amount of the Certificate Maintenance Charge deducted from the annuity payments. The charge will be deducted on a pro-rata basis from each annuity payment. For example, if annuity payments are monthly, then one-twelfth of the annual charge will be deducted from each payment.

Deductions for Mortality and Expense Risk Charge


Although variable annuity payments made to Annuitants will vary in accordance with the investment performance of the investments of the Variable Account, they will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Keyport guarantees the Death Benefits described below (see "Death Benefits"). Keyport assumes an expense risk since the Certificate Maintenance Charge after the Income Date will stay the same and not be affected by variations in expenses.

To compensate it for assuming these mortality and expense risks, for each Valuation Period Keyport deducts from each Sub-Account a Mortality and Expense Risk Charge equal on an annual basis to .35% of the average daily net asset value of the Sub-Account. The charge is deducted during both the accumulation and annuity periods (i.e., both before and after the Income
Date). Less than the full charge will be deducted from Sub-Account values attributable to Certificates issued to employees of Keyport and other persons specified in "Sales of the Certificates".


Deductions for Transfers of Variable Account Value


The Certificate allows Keyport to charge a transfer fee. Currently no fee is being charged. Certificate Owners will be notified, in advance, of the imposition of any fee. The fee will not exceed $25.


Deductions for Premium Taxes

Keyport deducts the amount of any premium taxes levied by any state or governmental entity when paid unless Keyport elects to defer such deduction. It is not possible to describe precisely the amount of premium tax payable on any transaction involving the Certificate offered hereby. Such premium taxes depend, among other things, on the type of Certificate (Qualified or Non-Qualified), on the state of residence of the Certificate Owner, the state of residence of the Annuitant, the status of Keyport within such states, and the insurance tax laws of such states. Currently such premium taxes range from 0% to 5.0% of either total Purchase Payments or Certificate Value.

Deductions for Income Taxes

Keyport will deduct from any amount payable under the Certificate any income taxes that a governmental authority requires Keyport to withhold with respect to that amount. See "Income Tax Withholding".

Total Variable Account Expenses


Total Variable Account expenses in relation to the Certificate will be the Certificate Maintenance Charge and the Mortality and Expense Risk Charge.


The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and therefore the deductions from and expenses paid out of the assets of the Eligible Funds. These deductions and expenses are described in the Eligible Fund prospectus.

                              OTHER SERVICES


The Program. Keyport offers the following investment related program which is available only prior to the Income Date: Systematic Withdrawal Program. This Program has its own requirements, as discussed below. Keyport reserves the right to terminate the Program.


If the Certificate Owner has submitted the required telephone authorization form, certain changes may be made by telephone. The current conditions and procedures are described in Appendix A.


Systematic Withdrawal Program. To the extent permitted by law, Keyport will make monthly, quarterly, semi-annually or annual distributions of a predetermined dollar amount to a Certificate Owner that has enrolled in the Systematic Withdrawal Program. Under the Program, all distributions will be made directly to the Certificate Owner and will be treated for federal tax purposes as any other withdrawal or distribution of Certificate Value. (See "Tax Status".) A Certificate Owner may specify the amount of each partial withdrawal, subject to a minimum of $100.


Unless the Certificate Owner specifies the Sub-Account or Sub-Accounts from which withdrawals of Certificate Value shall be made or if the amount in a specified Sub-Account is less than the predetermined amount, Keyport will make withdrawals under the Program from the Sub-Accounts in amounts proportionate to the amounts in the Sub-Accounts. All withdrawals under the Program will be effected by canceling the number of Accumulation Units equal in value to the amount to be distributed to the Certificate Owner.

                             THE CERTIFICATES

Variable Account Value

The Variable Account Value for a Certificate is the sum of the value of each Sub-Account to which values are allocated under a Certificate. The value of each Sub-Account is determined at any time by multiplying the number of Accumulation Units attributable to that Sub-Account by the Accumulation Unit value for that Sub-Account at the time of determination. The Accumulation Unit value is an accounting unit of measure used to determine the change in an Accumulation Unit's value from Valuation Period to Valuation Period.

Each Purchase Payment that is made results in additional Accumulation Units being credited to the Certificate and the appropriate Sub-Account thereunder. The number of additional units for any Sub-Account will equal the amount allocated to that Sub-Account divided by the Accumulation Unit value for that Sub-Account at the time of investment.

Valuation Periods


The Variable Account is valued each Valuation Period using the net asset value of the Eligible Fund shares. A Valuation Period is the period commencing at the close of trading on the New York Stock Exchange on each Valuation Date and ending at the close of trading for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Net Investment Factor

The Variable Account Value will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect value, Keyport utilizes an Accumulation Unit value. Each Sub-Account has its own Accumulation Units and value per Unit. The Unit value applicable during any Valuation Period is determined at the end of that period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. Keyport calculates a net investment factor for each Sub-Account by dividing (a) by (b) and then subtracting (c) (i.e., (a/b) - c), where:

(a)  is equal to:

(i) the net asset value per share of the Eligible Fund at the end of the Valuation Period; plus

(ii) the per share amount of any distribution made by the Eligible Fund if the "ex-dividend" date occurs during that same Valuation Period.

(b) is the net asset value per share of the Eligible Fund at the end of the prior Valuation Period.

(c)  is equal to:

(i) the Valuation Period equivalent of the daily Mortality and Expense risk Charge; plus

(ii) a charge factor, if any, for any tax provision established by Keyport as a result of the operations of that Sub-Account.

Modification of the Certificate

Only Keyport's President or Secretary may agree to alter the Certificate or waive any of its terms. Any changes must be made in writing and with the Certificate Owner's consent, except as may be required by applicable law.

Right to Revoke

The Certificate Owner may return the Certificate within 10 days after he or she receives it by delivering or mailing it to either Keyport's Office or Manning & Napier Insurance Fund, Inc., P.O. Box 40610, Rochester, New York, 14604. The return of the Certificate by mail will be effective when the postmark is affixed to a properly addressed and postage-prepaid envelope. The returned Certificate will be treated as if Keyport never issued it and Keyport will refund either the Certificate Value or Purchase Payments, as required by state law.

For Certificates delivered in California to a Certificate Owner age 60 or older, the Certificate Owner may return the Certificate to Keyport's Office, Manning & Napier Insurance Fund's office, or to the agent from whom the Certificate was purchased. If the Certificate is received at Keyport's Office, Manning & Napier Insurance Fund's office or by the agent within 30 days after the Certificate Owner receives the Certificate, Keyport will refund the Certificate Value.

              DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES


Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. These provisions apply if, before the Income Date while the Certificate is In Force, the primary Certificate Owner or any joint Certificate Owner dies (whether or not the decedent is also the Annuitant) or the Annuitant dies under a Certificate with a non-natural Certificate Owner such as a trust. The Designated Beneficiary will control the Certificate after such a death. If the decedent's surviving spouse (if any) is the sole Designated Beneficiary, the surviving spouse will automatically become the new sole primary Certificate Owner as of the decedent's date of the death. And, if the Annuitant is the decedent, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate may continue until another death occurs (i.e., until the death of the Annuitant, primary Certificate Owner or joint Certificate Owner). Except for this paragraph, all "Death Provisions" will apply to that subsequent death.


In all other cases, the Certificate can continue up to five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Certificate for its Surrender Value. If the Certificate is still in effect at the end of the five-year period, Keyport will automatically end it then by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, Keyport will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.


The Covered Person under this paragraph shall be the primary Certificate Owner or, if there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person. If the Covered Person dies, the Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA"). The DBA is:

The DBA at issue is the initial Purchase Payment. Thereafter, it is the prior death benefit plus any additional Purchase Payments, less any partial withdrawals, including any applicable surrender charge.

When Keyport receives due proof of the Covered Person's death, Keyport will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account based on the Purchase Payment allocation selection that is in effect when Keyport receives due proof of death. If the Certificate is not surrendered, it will continue for the time period specified above.


Payment of Benefits. Instead of receiving a lump sum, the Certificate Owner or any Designated Beneficiary may direct by Written Request that Keyport pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.


Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, before the Income Date while the Certificate is In Force, (a) the Annuitant dies, (b) the Annuitant is not a Certificate Owner, and (c) the Certificate Owner is a natural person. The Certificate will continue in force after the Annuitant's death. The new Annuitant will be any living contingent annuitant, otherwise the primary Certificate Owner. If the Annuitant is the first to die of the Certificate's primary Certificate Owner, Joint Certificate Owner and Annuitant, then the Annuitant is the Covered Person and the Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA"), as defined above. When Keyport receives due proof of the Annuitant's death, Keyport will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account based on the Purchase Payment allocation selection that is in effect when Keyport receives due proof of death.


                DEATH PROVISIONS FOR QUALIFIED CERTIFICATES

Death of Annuitant. If the Annuitant dies before the Income Date while the Certificate is In Force, the Designated Beneficiary will control the Certificate after such a death. The Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA") as defined above. When Keyport receives due proof of the Annuitant's death, Keyport will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account based on the Purchase Payment allocation selection that is in effect when Keyport receives due proof of death.

If the Certificate is not surrendered, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, Keyport will automatically end it then by paying the Certificate Withdrawal Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, Keyport will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

Payment of Benefits. Instead of receiving a lump sum, the Certificate Owner or any Designated Beneficiary may direct by Written Request that Keyport pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                           CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application. The Certificate Owner may exercise all the rights of the Certificate. Joint Certificate Owners are permitted but not contingent Certificate Owners.

The Certificate Owner may by Written Request change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of such person.

Because a change of Certificate Owner by means of a gift (i.e., a transfer without full and adequate consideration) may be a taxable event, a Certificate Owner should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. A Certificate Owner should consult the Plan Administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

                                ASSIGNMENT

The Certificate Owner may assign the Certificate at any time. A copy of any assignment must be filed with Keyport. The Certificate Owner's rights and those of any revocably-named person will be subject to the assignment. Any Qualified Certificate may have limitations on assignability.

Because an assignment may be a taxable event, a Certificate Owner should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

                     PARTIAL WITHDRAWALS AND SURRENDER


The Certificate Owner may make partial withdrawals from the Certificate. Keyport must receive a Written Request and the minimum amount to be withdrawn must be at least $300 or such lesser amount as Keyport may permit in conjunction with a Systematic Withdrawal Program. If the Certificate Value after a partial withdrawal would be below $2,500, Keyport will treat the request as a withdrawal of only the excess amount over $2,500. Unless the request specifies otherwise, the total amount withdrawn will be deducted from all Sub-Accounts of the Variable Account in the ratio that the value in each Sub-Account bears to the total Variable Account Value.


The Certificate Owner may totally surrender the Certificate by making a Written Request. Surrendering the Certificate will end it. Upon surrender, the Certificate Owner will receive the Certificate Withdrawal Value.


Keyport will pay the amount of any surrender within seven days of receipt of such request. Alternatively, the Certificate Owner may purchase for himself or herself an annuity option with any surrender benefit of at least $5,000. Keyport's consent is needed to choose an option if the Certificate Owner is not a natural person.

Annuity options based on life contingencies cannot be surrendered after annuity payments have begun. Option A, which is not based on life contingencies, may be surrendered if a variable payout has been selected. Because of the potential tax consequences of a full or partial surrender, a Certificate Owner should consult a competent tax adviser regarding a surrender.


                            ANNUITY PROVISIONS

Annuity Benefits

If the Annuitant is alive on the Income Date and the Certificate is In Force, payments will begin under the annuity option or options the Certificate Owner has chosen. The amount of the payments will be determined by applying the Certificate Value (less any premium taxes not previously deducted and less any applicable Certificate Maintenance Charge) on the Income Date in accordance with the option selected.

Income Date and Annuity Option


The Certificate Owner may select an Income Date and Annuity Option at the time of application. If the Certificate Owner does not select a Annuity Option, Option B will automatically be designated. If the Certificate Owner does not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and (ii) any maximum permitted under state law.


Change in Income Date and Annuity Option


The Certificate Owner may choose or change a Annuity Option or the Income Date by making a Written Request to Keyport at least 30 days prior to the Income Date. However, any Income Date must be: (a) for fixed annuity options, not earlier than the first Certificate Anniversary; and (b) not later than the earlier of (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and (ii) any maximum date permitted under state law.


Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed;  and

Option C: Joint and Last Survivor Income.


Other options may be arranged by mutual consent. Each option is available in two forms--as a variable annuity for use with the Variable Account and as a fixed annuity for use with Keyport's general account. Variable annuity payments will fluctuate while fixed annuity payments will not. The dollar amount of each fixed annuity payment will be determined by deducting from the Certificate Value any premium taxes not previously deducted and any applicable Certificate Maintenance Charge and then dividing the remainder by $1,000 and multiplying the result by the greater of: (a) the applicable factor shown in the appropriate table in the Certificate; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

If no Annuity Option is selected, Option B will automatically be applied. Unless the Certificate Owner chooses otherwise, Variable Account Value, less any premium taxes not previously deducted and less any applicable Certificate Maintenance Charge, will be applied a variable annuity Option. Whether variable or fixed, the same Certificate Value applied to each option will produce a different initial annuity payment as well as different subsequent payments.

The payee is the person who will receive the sum payable under an annuity option. Any annuity option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.


If the amount available to apply under any variable or fixed option is less than $5,000, Keyport has reserved the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

Annuity payments will be made monthly unless quarterly, semi-annual or annual payments are chosen by Written Request. However, if any payment provided for would be or becomes less than $100, Keyport has the right to reduce the frequency of payments to such an interval as will result in each payment being at least $100.


Option A: Income For a Fixed Number of Years. Keyport will pay an annuity for a chosen number of years, not fewer than 5 nor over 50 (a period of years over 30 may be chosen only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment). Option A is referred to as Preferred Income Plan (PIP). At any time while variable annuity payments are being made, the payee may elect to receive the following amount: (a) the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless 3% per year is chosen by Written Request at the time the option is selected). Instead of receiving a lump sum, the payee may elect another payment option. If, at the death of the payee, Option A payments have been made for less than the chosen number of years:


(a) payments will be continued during the remainder of the period to the successor payee; or


(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless 3% per year had been chosen by the payee at the time the option was selected.


The Mortality and Expense Risk Charge is deducted during the Option A payment period if a variable payout has been selected, but Keyport has no mortality risk during this period.


Keyport has available a "level monthly" payment option that can be chosen for variable payments under Option A. Under this option, the monthly payment amount changes every twelve months instead of every month as would be the case under the standard monthly payment frequency. The "level monthly" option converts an annual payment amount into twelve equal monthly payments as follows. Each annual payment will be determined as described below in "Variable Annuity Payment Values". Each annual payment will then be placed in Keyport's general account, from which it will be paid out in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor used by Keyport that will vary from year to year. If the payments are commuted, (1) the commutation method described above for calculating the present value of remaining payments applies to any remaining annual payments and (2) any unpaid monthly payments out of the current twelve will be commuted at the interest rate that was used to determine those twelve current monthly payments.

See "Annuity Payments" on Page 15 for the manner in which Option A may be taxed.


Option B: Life Income with 10 Years of Payments Guaranteed. Keyport will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

(a) payments will be continued during the remainder of the period to the successor payee; or


(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless 3% per year had been chosen by the payee at the time the option was selected.


The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. Keyport will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH PAYEES DIE AFTER THE RECEIPT OF THE FIRST PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF BOTH PAYEES DIE AFTER RECEIPT OF THE SECOND PAYMENT AND SO ON.

Variable Annuity Payment Values


The amount of the first variable annuity payment is determined by Keyport using an annuity purchase rate that is based on an assumed annual investment return of 6% per year (5% per year for Oregon and Texas Certificates), unless 3% is chosen by Written Request. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to: (a) the sum of all Sub-Account payments; less (b) the pro-rata amount of the annual Certificate Maintenance Charge. Currently, a payee can instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments once every 6 months.


Proof of Age, Sex, and Survival of Annuitant

Keyport may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, Keyport will compute the amount payable based on the correct age and sex. If income payments have begun, any underpayments Keyport may have made will be paid in full with the next annuity payment. Any overpayments, unless repaid in one sum, will be deducted from future annuity payments until Keyport is repaid in full.

                          SUSPENSION OF PAYMENTS

Keyport reserves the right to suspend or postpone any type of payment from the Variable Account for any period when: (a) the New York Stock Exchange is closed other than customary weekend or holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or (d) the Securities and Exchange Commission permits delay for the protection of security holders. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions described in (b) and (c) exist.

                                TAX STATUS

Introduction

The Certificate is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary
depends on the type of retirement plan for which the Certificate is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon Keyport's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

Taxation of Annuities in General


Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Certificate, or annuity payments.

Surrenders, Assignments and Gifts. A Certificate Owner who fully surrenders his or her Certificate is taxed on the portion of the payment that exceeds his or her cost basis in the Certificate. For Non-Qualified Certificates, the cost basis is generally the amount of the Purchase Payments made for the Certificate and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging. A Designated Beneficiary receiving a lump sum surrender benefit after the death of the Annuitant or Certificate Owner is taxed on the portion of the amount that exceeds the Certificate Owner's cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.


Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds Purchase Payments. Then, to the extent the Certificate Value does not exceed Purchase Payments, such withdrawals are treated as a non-taxable return of principal to the Certificate Owner. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

A Certificate Owner who assigns or pledges a Non-Qualified Certificate is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to partial withdrawals or surrenders. A Certificate Owner who gives away the Certificate (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Certificate.

A special computational rule applies if Keyport issues to the Certificate Owner, during any calendar year, (a) two or more Certificates or (b) one or more Certificates and one or more of Keyport's other annuity contracts.
Under this rule, the amount of any distribution includable in the Certificate Owner's gross income is to be determined under Section 72(e) of the Code by treating all the Keyport contracts as one contract. Keyport believes that this means the amount of any distribution under one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of the cost bases for all the contracts.


Annuity Payments. The non-taxable portion of each variable annuity payment is determined by dividing the cost basis of the Certificate by the total number of expected payments while the non-taxable portion of each fixed annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Certificate that is allocated to fixed payments bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Settlement Option A, pursuant to which each annual payment is placed in Keyport's general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


Penalty Tax. Payments received by Certificate Owners, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on amounts received:
(a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal payments made for life or life expectancy; (c) after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant); (d) if the taxpayer becomes totally and permanently disabled; or (e) under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments, provided only one Purchase Payment is made to the Certificate, the Certificate is not issued as a result of a Section 1035 exchange, and the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. Keyport is required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. Keyport will notify recipients of their right to elect not to have withholding apply.

Section 1035 Exchanges. A Non-Qualified Certificate may be purchased with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is Keyport's understanding that in such an event: (a) the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Certificates"; (b) Purchase Payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and (c) Purchase Payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law: (i) the penalty tax does not apply to any distribution; (ii) partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and (iii) assignments are not treated as surrenders subject to taxation. Keyport's understanding of the above is principally based on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds are designed to be managed to meet the diversification requirements for the Certificate as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate would not be treated as an annuity contract. As a consequence to the Certificate Owner, income earned on a Certificate (including previously non-taxable income earned in prior years) would be taxable to the Certificate Owner in the year in which diversification requirements were not satisfied. As a further consequence, Keyport would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which a Certificate Owner's control of the investments of a segregated asset account may cause the Certificate Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. Keyport, however, has reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since the regulations have not been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, Certificate Owners are urged to consult with their own tax advisers.

Qualified Plans

The Certificate is designed for use with Qualified Plans. The tax rules applicable to participants in Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of the Certificate with Qualified Plans. Participants under a Qualified Plan as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Certificate issued in connection therewith. Following is a brief description of the type of Qualified Plans offered and of the use of the Certificate in connection therewith. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

Individual Retirement Annuities


Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.


                    VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with its view of present applicable law, Keyport will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. Keyport will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Keyport determines that it is permitted to vote the shares of the Eligible Funds in its own right, it may elect to do so.

The person having the voting interest under a Certificate prior to the Income Date shall be the Certificate Owner. The number of shares held in each Sub-Account which are attributable to each Certificate Owner is determined by dividing the Certificate Owner's Variable Account Value in each Sub-Account by the net asset value of the applicable share of the Eligible Fund. The person having the voting interest after the Income Date under an annuity payment option shall be the payee. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

The number of shares in which a person has a voting interest will be determined as of the date coincident with the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund and voting instructions will be solicited by written communication prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having the voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the Eligible Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

                         SALES OF THE CERTIFICATES

Keyport Financial Services Corp. ("KFSC") serves as the Principal Underwriter for the Certificate described in this prospectus. The Certificate will be sold by salespersons who represent Keyport Life Insurance Company (KFSC's corporate parent) as variable annuity agents and who are registered representatives of broker/dealers who have entered into distribution agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110. A dealer selling the Certificate receives no commission.



                             LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. Keyport is engaged in various kinds of routine litigation which in its judgment is not of material importance in relation to the total capital and surplus of Keyport.

                      INQUIRIES BY CERTIFICATE OWNERS

Certificate Owners with questions about their Certificates may either write Keyport Life Insurance Company, 125 High Street, Boston, MA 02110, or call
(800) 367-3653 or write Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604 or call (800) 466-3863.

          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


                                                        Page
Keyport Life Insurance Company                            2
Variable Annuity Benefits                                 2
  Variable Annuity Payment Values                         2

  Re-Allocating Sub-Account Payments                      3
  Custodian                                               4
Principal Underwriter                                     4
Experts                                                   4
Investment Performance                                    5
  Yields for Stein Roe Money Market Fund Sub-Account      6
Financial Statements                                      7
  Keyport Life Insurance Company                          9
  Variable Account A                                      32


                                APPENDIX A

                          TELEPHONE INSTRUCTIONS

                 Telephone Transfers of Certificate Values

1. If there are joint Certificate Owners, both must authorize Keyport and Manning & Napier Insurance Fund, Inc. ("Manning & Napier Insurance Fund") to accept telephone instructions but either Certificate Owner can give telephone instructions.

2. All callers will be required to identify themselves. Keyport reserves the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to Keyport's or Manning & Napier Insurance Fund's satisfaction.

3. Neither Keyport, Manning & Napier Insurance Fund, nor any person acting on its behalf shall be subject to any claim, loss, liability, cost or expense if it or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent; however, Keyport and/or Manning & Napier Insurance Fund will employ reasonable procedures to confirm that a telephone instruction is genuine and, if Keyport and/or Manning & Napier Insurance Fund does not, Keyport and/or
Manning & Napier Insurance Fund may be liable for losses due to an unauthorized or fraudulent instruction. The Certificate Owner thus bears the risk that an unauthorized or fraudulent instruction that is executed may cause the Certificate Value to be lower than it would be had no instruction been executed.

4. All conversations will be recorded with disclosure at the time of the call.

5. The application for the Certificate may allow a Certificate Owner to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, such power will be treated as durable in nature and shall not be affected by the subsequent incapacity, disability or incompetency of the Certificate Owner. Either Keyport, Manning & Napier Insurance Fund or the authorized person may cease to honor the power by sending written notice to the Certificate Owner at the Certificate Owner's last known address. Neither Keyport, Manning & Napier Insurance Fund nor any person acting on its behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until (a) Keyport and/or Manning & Napier Insurance Fund receives the Certificate Owner's written revocation, (b) Keyport and/or Manning & Napier Insurance Fund discontinues the privilege, or (c) Keyport and/or Manning & Napier Insurance Fund receives written evidence that the Certificate Owner has entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. Telephone transfer instructions received by Keyport at 800-367-3653 and/or Manning & Napier Insurance Fund at (800) 466-3863 before the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern
Time) will be initiated that day based on the unit value prices calculated at the close of that day. Instructions received after the close of trading on the NYSE will be initiated the following business day.

8. Once instructions are accepted by Keyport and/or Manning & Napier Insurance Fund, they may not be canceled.

9. All transfers must be made in accordance with the terms of the Certificate and current prospectus. If the transfer instructions are not in good order, Keyport and/or Manning & Napier Insurance Fund will not execute the transfer and will notify the caller within 48 hours.

10. If 100% of any Sub-Account's value is transferred and the allocation formula for Purchase Payments includes that Sub-Account, then the allocation formula for future Purchase Payments will change accordingly unless Keyport receives telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless Keyport is instructed otherwise.

       Telephone Changes to Purchase Payment Allocation Percentages

                     Numbers 1-6 above are applicable.






                                  PART B



                   STATEMENT OF ADDITIONAL INFORMATION


              GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                    DEFERRED VARIABLE ANNUITY CONTRACT
                                ISSUED BY
                            VARIABLE ACCOUNT A
                                    OF
                KEYPORT LIFE INSURANCE COMPANY ("Keyport")




This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Manning & Napier Variable Annuity prospectus dated May 1, 1998. This SAI is incorporated by reference to into the prospectus. The prospectus is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466. It may also be obtained by writing Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604, or by calling (800) 466-3868.



                            TABLE OF CONTENTS

                                                                       Page

Keyport Life Insurance Company.............................................2
Variable Annuity Benefits..................................................2
  Variable Annuity Payment Values..........................................2

  Re-Allocating Sub-Account Payments.......................................3
Custodian..................................................................4
Principal Underwriter......................................................4
Experts....................................................................4
Investment Performance.....................................................4
  Yields for Stein Roe Money Market Sub-Account............................5
Financial Statements.......................................................6
  Keyport Life Insurance Company...........................................7
  Variable Account A......................................................31


The date of this statement of additional information is May 1, 1998.

mn1998.sai




                      KEYPORT LIFE INSURANCE COMPANY


Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company, is the ultimate corporate parent of Keyport. Liberty Mutual ultimately controls Keyport through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Financial Companies, Inc. ("LFC") and SteinRoe Services, Inc. Liberty Mutual, as of December 31, 1997, owned, indirectly, approximately 73% of the combined voting power of the outstanding stock of LFC (with the balance being publicly held). For additional information about Keyport, see page 6 of the prospectus.



                        VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to: (a) the sum of all Sub-account payments; less (b) the pro-rata amount of the annual Certificate Maintenance Charge.

The first payment for each Sub-Account will be determined by deducting any applicable Certificate Maintenance Charge and any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option; or
(b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:

          (a) is equal to the net investment factor as defined in the prospectus; and


          (b) is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Certificate's annuity tables is 6% per year (5% per year for Oregon and Texas Certificates). An AIR of 3% per year is also available upon Written Request.


With  a  particular  AIR, payments after the first  one  will  increase  or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 6% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 6%, 3%, or 0%
between the time of the first and second payments. With an actual 9% return, the 3% AIR and 6% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 6% return, the 3% AIR payment would increase in amount while the 6% AIR payment  would  stay the same.  With an actual return of  3%,  the  3%  AIR payment would stay the same while the 6% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 6% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 6% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 6% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 6% AIR payment amount.

Re-Allocating Sub-Account Payments


The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments once every 6 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 10% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.



                                CUSTODIAN

The custodian of the assets of the Variable Account is State Street Bank and Trust Company, a state chartered trust company. Its principal office is at 225 Franklin Street, Boston, Massachusetts.

                          PRINCIPAL UNDERWRITER


The   Contract  and  Certificates,  which  are  offered  continuously,  are distributed by Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport.


                                 EXPERTS


The consolidated financial statements of Keyport Life Insurance Company at December 31, 1997 and 1996, and for each of the two years in the period ended December 31, 1997, and the financial statements of Keyport Life Insurance Company-Variable Account A at December 31, 1997 and for each of the two years in the period ended December 31, 1997, appearing in this Statement of Additional Information have been audited Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

The consolidated financial statements of Keyport Life Insurance Company for the year ended December 31, 1995 have been included herein in reliance on the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein and upon the authority of said firm as experts in accounting and auditing.


                          INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from contract values.


Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Yields for Stein Roe Money Market Sub-Account

Yield and effective yield percentages for the Stein Roe Money Market Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Both yields reflect the deduction of the annual 0.35% asset-based Certificate charge. Both yields also reflect, on an allocated basis, the Certificate's annual $35 Certificate Maintenance Charge. Both yields do not reflect premium tax charges. The yields would be lower if these charges were included. The following are the standardized formulas:


Yield equals:  (A - B - 1) X  365
                  C            7

Effective Yield Equals:  (A - B)365/7 - 1
                            C

Where:

          A =  the Accumulation Unit value at the end of the 7-day period.


          B = hypothetical Certificate Maintenance Charge for the 7-day period. The assumed annual Stein Roe Money Market Sub-Account charge is equal to the $35 Certificate charge multiplied by a fraction equal to the average number of Certificates with Stein Roe Money Market Sub-Account value during the 7-day period divided by the average total number of Certificates during the 7-day period. This annual amount is converted to a 7-day charge by multiplying it by 7/365. It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one Stein Roe Money Market Sub-Account Accumulation Unit during the 7-day period divided by the average Certificate Value in Stein Roe Money Market Sub-Account during the 7-day period.


          C  =   the Accumulation Unit value at the beginning of the  7-day period.


The yield formula assumes that the weekly net income generated by an investment in the Stein Roe Money Market Sub-Account will continue over an entire year. The effective yield formula also annualizes seven days of net income but it assumes that the net income is reinvested over the year. This compounding effect causes effective yield to be higher than the yield.

For the 7-day period ended 12/31/97 the yield for the Stein Roe Money Market Sub-Account was 3.90% and the effective yield was 3.98%.


                           FINANCIAL STATEMENTS

The financial statements of Keyport Life Insurance Company and the Variable Account are included in the statement of additional information. The consolidated financial statements of Keyport Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.






                      Report of Independent Auditors



The Board of Directors
Keyport Life Insurance Company


We have audited the consolidated balance sheet of Keyport Life Insurance Company as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of Keyport Life Insurance Company for the year ended December 31, 1995, were audited by other auditors whose report dated February 16, 1996, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Keyport Life Insurance Company at December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for the years then ended, in conformity with generally accepted accounting principles.




                                                /s/ERNST & YOUNG LLP
Boston, Massachusetts
February 3, 1998





                       Independent Auditors' Report




The Board of Directors Keyport Life Insurance Company

We have audited the consolidated financial statements of Keyport Life Insurance Company and subsidiaries for the year ended December 31, 1995. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects the results of operations and cash flows for Keyport Life Insurance Company and subsidiaries for the year ended December 31, 1995, in conformity with generally accepted accounting principles.






/s/KPMG Peat Marwick LLP
Boston, Massachusetts
February 16, 1996


                      KEYPORT LIFE INSURANCE COMPANY

                        CONSOLIDATED BALANCE SHEET
                              (in thousands)

                                                         December 31
                  ASSETS                           1997             1996

Cash and investments:
  Fixed maturities available for sale
    (amortized cost: 1997 - $10,981,618;
      1996 - $10,500,431)                       $11,246,539     $10,718,644
  Equity securities (cost:  1997 - $21,950;
    1996 - $19,412)                                  40,856          35,863
  Mortgage loans                                     60,662          67,005
  Policy loans                                      554,681         532,793
  Other invested assets                             440,773         183,622
  Cash and cash equivalents                       1,162,347         767,385
      Total cash and investments                 13,505,858      12,305,312

Accrued investment income                           165,035         146,778
Deferred policy acquisition costs                   232,039         250,355
Value of insurance in force                          53,298          70,819
Income taxes recoverable                             22,537             323
Intangible assets                                    18,058          19,186
Other assets                                         16,175          40,316
Separate account assets                           1,329,189       1,091,468

      Total assets                              $15,342,189     $13,924,557

                   LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

  Policy liabilities                            $12,086,076     $11,637,528
  Current income taxes                               -               13,123
  Deferred income taxes                             133,003          25,747
  Payable for investments purchased and loaned      722,116         211,234
  Other liabilities                                  34,015          38,476
  Separate account liabilities                    1,263,958       1,017,667
      Total liabilities                          14,239,168      12,943,775

Stockholder's equity:
  Common stock, $1.25 par value; authorized
    8,000 shares; issued and outstanding 2,412
      shares                                          3,015           3,015
  Additional paid-in capital                        505,933         505,933
  Net unrealized investment gains                    82,277          73,599
  Retained earnings                                 511,796         398,235
      Total stockholder's equity                  1,103,021         980,782

      Total liabilities and
        stockholder's equity                    $15,342,189     $13,924,557

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

                       CONSOLIDATED INCOME STATEMENT
                              (in thousands)

                                               Year Ended December 31

                                           1997       1996        1995

Revenues:
  Investment income                    $ 847,048   $ 790,365   $ 755,930
  Interest credited to policyholders    (594,084)   (572,719)   (555,725)
  Investment spread                      252,964     217,646     200,205
  Net realized investment gains
    (losses)                              24,723       5,509      (3,958)
  Fee income:
    Surrender charges                     15,968      14,934      14,772
    Separate account fees                 17,124      15,987      13,154
    Management fees                        3,261       2,613       1,841
  Total fee income                        36,353      33,534      29,767

Expenses:
  Policy benefits                         (3,924)     (3,477)     (4,448)
  Operating expenses                     (49,941)    (43,815)    (44,475)
  Amortization of deferred policy
    acquisition costs                    (75,906)    (60,225)    (58,541)
  Amortization of value of insurance
    in force                             (10,490)    (10,196)     (9,479)
  Amortization of intangible assets       (1,128)     (1,130)     (1,130)
Total expenses                          (141,389)   (118,843)   (118,073)

Income before income tax expense         172,651     137,846     107,941
Income tax expense                       (59,090)    (47,222)    (38,331)

            Net income                 $ 113,561   $  90,624   $  69,610

                          See accompanying notes.


                      KEYPORT LIFE INSURANCE COMPANY

              CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                              (in thousands)

                                             Net
                                          Unrealized
                             Additional   Investment
                     Common   Paid-in       Gains      Retained
                     Stock    Capital      (Losses)    Earnings       Total

Balance,
  January 1, 1995   $3,015   $505,933   $ (64,464)   $238,001  $   682,485

Net income                                             69,610       69,610
Change in net
  unrealized investment
  gains (losses)                          150,236                  150,236

Balance,
  December 31, 1995  3,015    505,933      85,772     307,611      902,331

Net income                                             90,624       90,624
Change in net
  unrealized investment
  gains (losses)                          (12,173)                 (12,173)

Balance,
  December 31, 1996  3,015    505,933      73,599     398,235      980,782

Net income                                            113,561      113,561
Change in net
  unrealized investment
  gains (losses)                            8,678                    8,678

Balance,
  December 31, 1997 $3,015   $505,933    $ 82,277   $511,796    $1,103,021

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

                   CONSOLIDATED STATEMENT OF CASH FLOWS
                              (in thousands)

                                             Year Ended December 31
                                       1997          1996          1995

Cash flows from operating
  activities:
    Net income                  $    113,561  $      90,624  $      69,610
    Adjustments to reconcile
     net income to net cash
     provided by operating
     activities:
       Interest credited to
         policyholders               594,084        572,719        555,725
       Net realized investment
         (gains) losses              (24,723)        (5,509)         3,958
       Amortization of value of
         insurance in force and
         intangible assets            11,618         11,326         10,609
       Net amortization on
         investments                  29,862        (29,088)         9,688
       Change in deferred policy
         acquisition costs           (10,252)       (24,403)       (24,630)
       Change in current and
         deferred income taxes        66,919          4,938          1,953
       Net change in other assets
         and liabilities               1,746        (42,634)       (62,375)
           Net cash provided by
             operating activities    782,815        577,973        564,538

Cash flow from investing activities:
  Investments purchased -
    available for sale            (4,543,374)    (4,363,074)    (2,851,013)
  Investments sold -
    held to maturity                    -             -             14,930
  Investments sold -
    available for sale             2,563,465      1,714,023        605,197
  Investments matured -
    held to maturity                    -             -            317,773
  Investments matured -
    available for sale             1,531,693      1,387,664        906,522
  Increase in policy loans           (21,888)       (34,467)       (21,033)
  Decrease in mortgage loans           6,343          7,500         54,947
  Other assets purchased, net        (48,921)      (130,087)           -
  Value of business acquired,
    net of cash                         -           (30,865)           -
           Net cash used in
            investing activities    (512,682)    (1,449,306)      (972,677)

Cash flows from financing
  activities:
    Withdrawals from policyholder
      accounts                    (1,320,837)    (1,154,087)      (933,785)
    Deposits to policyholder
      accounts                       950,472      2,134,504      1,116,975
    Securities lending               495,194       (119,083)       317,715
           Net cash provided by
             financing activities    124,829        861,334        500,905

Change in cash and
  cash equivalents                   394,962         (9,999)        92,766
Cash and cash equivalents
  at beginning of year               767,385        777,384        684,618

Cash and cash equivalents at
  end of year                    $ 1,162,347  $     767,385    $   777,384

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

                Notes to Consolidated Financial Statements

                             December 31, 1997


1.  Accounting Policies

Organization

Keyport Life Insurance Company offers a diversified line of fixed, indexed, and variable annuity products designed to serve the growing retirement saving market. These annuity products are sold through a wide ranging network of banks, agents, and securities dealers.

The   Company   is  a  wholly  owned  subsidiary  of  Stein  Roe   Services
Incorporated ("Stein Roe"). Stein Roe is a wholly owned subsidiary of Liberty Financial Companies, Incorporated ("Liberty Financial") which is a majority owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

Principles of Consolidation

The consolidated financial statements include Keyport Life Insurance Company and its wholly owned subsidiaries, Independence Life and Annuity Company ("Independence Life"), Liberty Advisory Services Corporation, and Keyport Financial Services Corp., (collectively the "Company").

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities. All significant intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the current year's presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities classified as available for sale are carried at fair value, and after-tax unrealized gains and losses (net of adjustments to deferred policy acquisition costs and value of insurance in force) are reported as a separate component of stockholder's equity. The cost basis of securities is adjusted for declines in value that are determined to be other than temporary. Realized investment gains and losses are calculated on a first-in, first-out basis.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)



1.  Accounting Policies (continued)

On December 31, 1995, pursuant to the "Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," the Company made a one-time reclassification of certain fixed maturity securities from held to maturity to available for sale. The amortized cost of those securities at the time of transfer was $1.4 billion, and the unrealized gain of $13.9 million was recorded net of taxes in stockholder's equity.

For the mortgage backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Mortgage loans are carried at amortized cost. Policy loans are carried at the unpaid principal balances plus accrued interest. Partnerships are accounted for by using the equity method of accounting. Partnership investments totaled $117.3 million and $72.6 million at December 31, 1997 and 1996, respectively.

Derivatives

The Company uses interest rate swap and cap agreements to manage its interest rate risk and call options on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") to hedge its obligations to provide returns based upon this index.

The Company utilizes interest rate swap agreements ("swap agreements") and interest rate cap agreements ("cap agreements") to match assets more closely to liabilities. Swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company currently utilizes swap agreements to reduce asset duration and to better match interest rates earned on longer-term fixed rate assets with interest rates credited to policyholders.

Cap agreements are agreements with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional balance) to hedge against rising interest rates.
                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)

1.  Accounting Policies (continued)

Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest rate or price risk, designates the instruments as hedges, and assesses whether the instruments reduce the indicated risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period. From time to time, interest rate swap agreements, cap agreements and call options are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Conversely, if the terminated position was not accounted for as a hedge, or if the assets and liabilities that were hedged no longer exist, the position is "marked to market" and realized gains or losses are immediately recognized in income.

The net differential to be paid or received on interest rate swap agreements is recognized as a component of net investment income. Premiums paid for interest rate cap agreements are deferred and amortized to net investment income on a straight-line basis over the terms of the agreements. The unamortized premium is included in other invested assets. Amounts earned on interest rate cap agreements are recorded as an adjustment to net investment income. Interest rate swap agreements and cap agreements hedging investments designated as available for sale are adjusted to fair value with the resulting unrealized gains and losses included in stockholder's equity.

Premiums paid on call options are amortized to net investment income over the terms of the contracts. The call options are included in other invested assets and are carried at amortized cost plus intrinsic value, if any, of the call options as of the valuation date. Changes in intrinsic value of the call options are recorded as an adjustment to interest credited to policyholders.

Fee Income

Fees from investment advisory services are recognized as revenues when services are provided. Revenues from fixed and variable annuities and single premium whole life policies include mortality charges, surrender charges, policy fees, and contract fees and are recognized when earned.

Deferred Policy Acquisition Costs

Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, costs of policy issuance, underwriting, and selling expenses. These costs are deferred and amortized in relation to the present value of estimated gross profits from mortality, investment spread, and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to stockholder's equity. Deferred policy acquisition costs have been decreased by $126.9 million at December 31, 1997 and decreased by $103.7 million at December 31, 1996, relating to this adjustment.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


1.  Accounting Policies (continued)

Value of Insurance in Force

Value of insurance in force represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits over periods not exceeding 15 years for annuities and 25 years for life insurance. Interest is accrued on the unamortized balance at the contract rate of 5.34%, 5.30% and 5.58% for the years ended December 31, 1997, 1996 and 1995, respectively.

The value of insurance in force is adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to stockholder's equity. Value of insurance in force has decreased by $31.8 million at December 31, 1997 and decreased by $26.0 million at December 31, 1996, relating to this adjustment.

Estimated net amortization expense of the value of insurance in force as of December 31, 1997 is as follows (in thousands): 1998 - $8,701; 1999 -
$10,890;  2000  -  $9,926; 2001 - $8,711; 2002 - $7,694; and  thereafter  -
$39,220.

Intangible Assets

Intangible assets consist of goodwill arising from business combinations accounted for as a purchase. Amortization is provided on a straight-line basis over twenty-five years.

Separate Account Assets and Liabilities

The assets and liabilities resulting from variable annuity and variable life policies are segregated in separate accounts. Separate account assets, which are carried at fair value, consist principally of investments in mutual funds. Investment income and changes in asset values are allocated to the policyholders, and therefore, do not affect the operating results of the Company. The Company provides administrative services and bears the mortality risk related to these contracts. As of December 31, 1997 and 1996, Keyport also classified as separate account assets $65.2 million and $73.8 million, respectively, investments in certain mutual funds sponsored by affiliates of the Company and other investments.
                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


1.  Accounting Policies (continued)

Policy Liabilities

Policy liabilities consist of deposits received plus credited interest, less accumulated policyholder charges, assessments, and withdrawals related to deferred annuities and single premium whole life policies. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

Income Taxes

Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes," and are calculated as if the companies filed their own income tax returns.

Effective July 18, 1997, due to changes in ownership of Liberty Financial, the Company is no longer included in the consolidated federal income tax return of Liberty Mutual. The Company will be eligible to file a consolidated federal income tax return with Liberty Financial in 2002. Independence Life, which until July 18, 1997, was required under federal tax law to file its own federal income tax return, may join with Keyport in a consolidated income tax return filing. Liberty Advisory Services Corporation and Keyport Financial Services Corp. must file separate federal tax returns.

Cash Equivalents

Short-term investments having an original maturity of three months or less are classified as cash equivalents.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


1.  Accounting Policies (continued)

Recent Accounting Pronouncements

In January 1998, the FASB voted to proceed with the drafting of an accounting standard titled "Accounting for Derivative Instruments and for Hedging Activities." This accounting standard requires companies to report derivatives on the balance sheet at fair value with changes in fair value recorded in income or equity. The accounting standard also changes the accounting for derivatives used in hedging strategies from traditional deferral accounting to a current recognition approach which could impact a company's income statement and balance sheet and expand the definition of a derivative instrument. The Company is evaluating the impact of this accounting standard. This accounting standard will become effective in 2000.

In June 1996, the FASB issued Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("SFAS 125"). The relevant provisions of SFAS 125 relating to securities lending, dollar rolls, and other similar secured transactions become effective in 1998. It is not expected that the adoption of SFAS 125 will have a material effect on the Company's consolidated financial position or results of operations.

2.  Acquisitions

On August 9, 1996, Keyport entered into a 100 percent coinsurance agreement for a $954.0 million block of single premium deferred annuities issued by Fidelity & Guaranty Life Insurance Company ("F&G Life"). Under this transaction, the investment risk of the annuity policies was transferred to Keyport. However, F&G Life will continue to administer the policies and will remain contractually liable for the performance of all policy obligations. This transaction increased investments by $923.1 million and value of insurance in force by $30.9 million.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


3.  Investments

Fixed Maturities

As of December 31, 1997 and 1996, the Company did not hold any investments in fixed maturities that were classified as held to maturity or trading securities. The amortized cost, gross unrealized gains and losses, and fair value of fixed maturity securities are as follows (in thousands):

                                          Gross      Gross
                            Amortized  Unrealized  Unrealized
December 31, 1997              Cost      Gains       Losses    Fair Value

U.S. Treasury securities     $  128,580  $  1,107  $     (40)  $   129,647
Mortgage backed securities
  of U.S. government
  corporations and agencies   1,089,809    49,536     (1,602)    1,137,743
Debt securities issued by
  foreign governments           272,559    12,694     (4,966)      280,287
Corporate securities          4,744,208   189,387    (83,562)    4,850,033
Other mortgage backed
  securities                  2,325,889    81,886     (2,579)    2,405,196
Asset backed securities       2,200,689    26,178     (3,118)    2,223,749
Senior secured loans            219,884       -          -         219,884

  Total fixed maturities   $ 10,981,618  $360,788  $ (95,867)  $11,246,539

                                         Gross      Gross
                            Amortized  Unrealized  Unrealized
December 31, 1996              Cost      Gains       Losses    Fair Value

U.S. Treasury securities    $    35,308  $    130  $     (87)  $    35,351
Mortgage backed securities
  of U.S. government
  corporations and agencies   1,689,989    41,783     (8,618)    1,723,154
Debt securities issued by
  foreign governments           246,339    11,718       (554)      257,503
Corporate securities          4,093,473   153,422    (12,298)    4,234,597
Other mortgage backed
  securities                  2,413,020    47,596    (23,970)    2,436,646
Asset backed securities       1,736,012    15,531     (6,440)    1,745,103
Senior secured loans            286,290       -          -         286,290

  Total fixed maturities    $10,500,431  $270,180  $ (51,967)  $10,718,644

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


3.  Investments (continued)

At December 31, 1997, gross unrealized gains on equity securities, interest rate cap agreements and investments in separate accounts aggregated $27.4 million, and gross unrealized losses aggregated $6.9 million, respectively. At December 31, 1996, gross unrealized gains on equity securities, interest rate cap agreements and investments in separate accounts aggregated $29.9 million, and gross unrealized losses aggregated $5.3 million, respectively.

Contractual Maturities

The amortized cost and fair value of fixed maturities by contractual maturity as of December 31, 1997 are as follows (in thousands):


December 31, 1997                       Amortized Cost       Fair Value

Due in one year or less                  $   147,177       $   147,503
Due after one year through five years      1,925,739         1,926,372
Due after five years through ten years     2,350,299         2,419,857
Due after ten years                          942,016           986,119
                                           5,365,231         5,479,851
Mortgage and asset backed securities       5,616,387         5,766,688
                                         $10,981,618       $11,246,539

Actual maturities will differ in some cases from those shown above because borrowers may have the right to call or prepay obligations.

Net Investment Income

Net investment income is summarized as follows (in thousands):

Year Ended December 31            1997           1996            1995

Fixed maturities             $   811,688     $   737,372     $   681,998
Mortgage loans and other
  invested assets                 27,833          11,422          12,881
Policy loans                      32,224          30,188          28,485
Equity securities                  5,443           4,494           4,807
Cash and cash equivalents         34,449          36,138          41,643
  Gross investment income        911,637         819,614         769,814
Investment expenses              (15,311)        (12,708)        (10,837)
Amortization of options and
  interest rate caps             (49,278)        (16,541)         (3,047)
  Net investment income      $   847,048     $   790,365     $   755,930
                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


3.  Investments (continued)

There were no non-income producing fixed maturity investments as of December 31, 1997 or 1996.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) are summarized as follows (in thousands):

Year Ended December 31                     1997         1996        1995

Fixed maturities held to maturity:
  Gross gains                          $     -      $     -       $  1,306
  Gross losses                               -            -            (64)

Fixed maturities available for sale:
  Gross gains                            42,464       24,304         8,156
  Gross losses                          (19,146)     (17,814)      (15,982)

Equity securities                           (51)       1,492          (405)
Investments in separate accounts          7,912         (576)        1,684
Interest rate swaps                          -            -           (860)
Other                                        -          (208)          (13)
Gross realized investment gains
  (losses)                               31,179        7,198        (6,178)

Amortization adjustments of deferred
  policy acquisition costs
  and value of insurance inforce         (6,456)      (1,689)        2,220

Net realized investment gains (losses) $ 24,723     $  5,509      $ (3,958)

Proceeds from sales of fixed maturities available for sale were $2.6 billion, $1.7 billion and $565.4 million, for the years ended December 31, 1997, 1996 and 1995, respectively. The sale of fixed maturities held to maturity during 1995 relate to certain securities, with amortized cost of $15.0 million, which were sold specifically due to a decline in the issuers' credit quality.
                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


3.  Investments (continued)

Deferred tax liabilities for the Company's unrealized investment gains and losses, net of adjustments to deferred policy acquisition costs and value of insurance inforce were $44.3 million and $39.5 million at December 31, 1997 and 1996, respectively.

No  investment in any person or its affiliates (other than bonds issued  by
agencies  of  the  United  States  government)  exceeded  ten  percent   of
stockholder's equity at December 31, 1997.

At  December 31, 1997, the Company did not have a material concentration of
financial   instruments  in  a  single  investee,  industry  or  geographic location.

At December 31, 1997, $1.1 billion of fixed maturities were below investment grade.

4.  Derivatives

Outstanding derivatives, shown in notional amounts along with their carrying value and fair value, are as follows (in thousands):

                                             Assets (Liabilities)
                                      Carrying    Fair   Carrying   Fair
                    Notional Amounts    Value     Value   Value     Value
December 31          1997      1996      1997      1997    1996     1996

Interest rate cap
   agreements   $  250,000 $  450,000 $   102   $    102 $  1,363 $  1,363
Indexed call
  options            -           -     323,343   345,294  109,701  122,395
Interest rate
  swaps          2,575,000  2,275,000  (42,123)  (42,123)  (8,753)  (8,753)

The  interest  rate swap agreements expire in 1998 to 2001.   The  interest
rate  cap  agreements  expire  in 1999 through  2000.   The  call  options'
maturities range from 1998 to 2002.

The Company currently utilizes swap agreements to reduce asset duration and to better match interest rates earned on longer-term fixed rate assets with interest credited to policyholders. Cap agreements are used to hedge against rising interest rates. Call options are used for purposes of hedging the Company's equity-indexed products. The call options hedge the interest credited on these 1, 5 and 7 year term products, which is based on the changes in the S&P 500 Index. At December 31, 1997 and 1996, the Company had approximately $155.0 million and $73.1 million, respectively, of unamortized premium in call option contracts.


                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


4.  Derivatives (continued)

Fair values for swap and cap agreements are based on current settlement values. The current settlement values are based on quoted market prices and brokerage quotes, which utilize pricing models or formulas using current assumptions. Fair values for call options are based quoted market prices.

Deferred losses of $5.1 million and $7.9 million as of December 31, 1997 and 1996, respectively, resulting from terminated interest rate swap agreements are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

There are risks associated with some of the techniques the Company uses to match its assets and liabilities. The primary risk associated with swap, cap and call option agreements is the risk associated with counterparty nonperformance. The Company believes that the counterparties to its swap, cap and call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

5.  Income Taxes

Income tax expense (benefit) is summarized as follows (in thousands):

Year Ended December 31        1997        1996            1995

Current                  $ (48,477)     $  52,369        $  37,746
Deferred                   107,567         (5,147)             585
                         $  59,090      $  47,222        $  38,331

A reconciliation of income tax expense with expected federal income tax expense computed at the applicable federal income tax rate of 35% is as follows (in thousands):

Year Ended December 31               1997          1996           1995

Expected income tax expense       $  60,427    $  48,246       $  37,779
Increase (decrease) in income
  taxes resulting from:
    Nontaxable investment income     (1,416)      (1,216)         (1,737)
    Amortization of goodwill            396          396             396
    Other, net                         (317)        (204)          1,893
Income tax expense                $  59,090    $  47,222       $  38,331

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)

5.  Income Taxes (continued)

The components of deferred federal income taxes are as follows (in thousands):

December 31                                 1997                    1996

Deferred tax assets:
  Policy liabilities                   $   124,250            $   171,327
  Guaranty fund expense                      2,795                  6,260
  Net operating loss carryforwards           2,111                  2,667
  Other                                      1,205                  3,915
    Total deferred tax assets              130,361                184,169

Deferred tax liabilities:
  Deferred policy acquisition costs        (56,331)               (63,076)
  Value of insurance in force and
    intangible assets                      (18,022)               (20,539)
  Excess of book over tax basis of
    investments                           (178,697)              (118,403)
  Separate account asset                      (645)                (4,557)
  Deferred loss on interest rate swaps      (1,792)                (2,765)
  Other                                     (7,877)                  (576)
    Total deferred tax liabilities        (263,364)              (209,916)
      Net deferred tax liability       $  (133,003)           $   (25,747)

As of December 31, 1997, the Company had approximately $6.0 million of purchased net operating loss carryforwards (relating to the acquisition of Independence Life). Utilization of these net operating loss carryforwards, which expire through 2006, is limited to use against future profits of Independence Life. The Company believes that it is more likely than not that it will realize the benefit of its deferred tax assets.

Income taxes refunded were $8.0 million in 1997 and income taxes paid were $46.9 million and $44.7 million in 1996 and 1995, respectively.

6.  Retirement Plans

Keyport employees and certain employees of Liberty Financial are eligible to participate in the Liberty Financial Companies, Inc. Pension Plan (the "Plan"). It is the Company's practice to fund amounts for the Plan sufficient to meet the minimum requirements of the Employee Retirement Income Security Act of 1974. Additional amounts are contributed from time to time when deemed appropriate by the Company. Under the Plan, all employees are vested after five years of service. Benefits are based on years of service, the employee's average pay for the highest five consecutive years during the last ten years of employment, and the employee's estimated social security retirement benefit. Plan assets consist principally of investments in certain mutual funds sponsored by an affiliated company.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


6.  Retirement Plans (continued)

The Company also has an unfunded non-qualified Supplemental Pension Plan ("Supplemental Plan") collectively with the Plan, (the "Plans"), to replace benefits lost due to limits imposed on Plan benefits under the Internal Revenue Code.

The following table sets forth the Plans' funded status.

December 31                                          1997          1996
(Dollars in thousands)

Actuarial present value of benefit obligations:
    Vested benefit obligations                     $    8,374    $   7,172
    Accumulated benefit obligation                 $    9,500    $   7,963

Projected benefit obligation                       $   12,594    $  10,559
Plan assets at fair value                              (7,801)      (6,399)
Projected benefit obligation in excess of the
    Plans' assets                                       4,793        4,160
Unrecognized net actuarial loss                        (1,727)      (1,496)
Prior service cost not yet recognized in net
    periodic pension cost                                (160)        (183)
Accrued pension cost                               $    2,906    $   2,481

The assumptions used to develop the actuarial present value of the projected benefit obligation and the expected long-term rate of return on plan assets are as follows:

Year Ended December 31                            1997      1996      1995

Pension cost includes the following components:
Service cost benefits earned during the period   $  804   $  717   $  541
Interest cost on projected benefit obligation       829      725      603
Actual return on Plan assets                       (898)    (732)    (999)
Net amortization and deferred amounts               396      357      600
Total net periodic pension cost                  $1,131   $1,067   $  745

Discount rate                                      7.25%    7.50%    7.25%
Rate of increase in compensation level             5.00%    5.25%    5.25%
Expected long-term rate of return on assets        8.50%    8.50%    8.50%

The Company provides various other funded and unfunded defined contribution plans, which include savings and investment plans and supplemental savings plans. For each of the years ended December 31, 1997, 1996 and 1995, expenses related to these defined contribution plans totaled (in thousands) $702, $590 and $595, respectively.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


7.  Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company, and accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following methods and assumptions were used by the Company in determining fair values of financial instruments:

     Fixed maturities and equity securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturities not actively traded, the fair values are determined using values from independent pricing services, or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the securities. The fair values for equity securities are based on quoted market prices.

     Mortgage loans: The fair value of mortgage loans are determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

     Policy  loans:   The  carrying value of policy loans  approximates
     fair value.

     Other invested assets: With the exception of call options, the carrying value for assets classified as other invested assets in the accompanying balance sheets approximates their fair value. Fair values for call options are based on market prices quoted by the counterparty to the respective call option contract.

     Cash and cash equivalents: The carrying value of cash and cash equivalents approximates fair value.

     Policy liabilities: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)

7. Fair Value of Financial Instruments (continued)

The fair values and carrying values of the Company's financial instruments are as follows (in thousands):

December 31                           1997                    1996
                              Carrying      Fair      Carrying      Fair
                               Value       Value       Value       Value
Assets:
 Fixed maturity securities  $11,246,539 $11,246,539 $10,718,644 $10,718,644
 Equity securities               40,856      40,856      35,863      35,863
 Mortgage loans                  60,662      63,007      67,005      73,424
 Policy loans                   554,681     554,681     532,793     532,793
 Other invested assets          440,773     462,724     183,622     196,316
 Cash and cash equivalents    1,162,347   1,162,347     767,385     767,385

Liabilities:
 Policy liabilities          12,086,076  11,366,534  11,637,528  11,127,352

8. Quarterly Financial Data, in thousands (unaudited)

Quarter Ended 1997     March 31     June 30    September 30    December 31

Investment income     $ 206,515   $ 210,655     $ 210,365      $ 219,513
Interest credited to
  policyholders        (147,313)   (147,224)     (150,875)      (148,672)
Investment spread        59,202      63,431        59,490         70,841
Net realized
  investment gains       12,796       2,669         4,951          4,307
Fee income                8,252       8,578         9,841          9,682
Pretax income            47,423      39,914        39,876         45,438
Net income               31,538      26,095        26,377         29,551

Quarter Ended 1996     March 31     June 30    September 30    December 31

Investment income     $ 187,728   $ 188,334     $ 200,253      $ 214,050
Interest credited to
  policyholders        (138,109)   (136,161)     (146,071)      (152,378)
Investment spread        49,619      52,173        54,182         61,672
Net realized
  investment gains
  (losses)                2,052      (2,487)          755          5,189
Fee income                7,769       8,006         9,015          8,744
Pretax income            30,340      29,650        34,575         43,281
Net income               19,688      19,943        22,289         28,704


                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


9.  Statutory Information

The Company is domiciled in Rhode Island and prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the State of Rhode Island Insurance Department. Statutory surplus and statutory net income differ from stockholder's equity and net income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, and income tax expense reflects only taxes paid or currently payable. The Company's statutory surplus and net income are as follows (in thousands):

Year Ended December 31          1997            1996            1995

Statutory surplus           $  702,610      $  567,735      $  535,179
Statutory net income           107,130          40,237          38,264

10.  Transactions with Affiliated Companies

The Company reimbursed Liberty Financial and certain affiliates for expenses incurred on its behalf for the years ended December 31, 1997, 1996 and 1995. These reimbursements included corporate, general, and administrative expenses, corporate overhead, such as executive and legal support, and investment management services. The total amounts reimbursed were $7.8 million for the years ended December 31, 1997 and 1996 and $7.6 million for the year ended December 31, 1995. In addition, certain affiliated companies distribute the Company's products and were paid $7.2 million, $6.4 million and $7.6 million by the Company for the years ended December 31, 1997, 1996, and 1995, respectively.

Keyport has mortgage notes in the original principal amount of $100.0 million on properties owned by certain indirect subsidiaries of Liberty Mutual. The notes were purchased for their face value. Liberty Mutual has agreed to provide credit support to the obligors under these notes with respect to certain payments of principal and interest thereon. As of December 31, 1997 and 1996, the amounts outstanding were $39.5 million.

Dividend payments to Liberty Financial from the Company are governed by insurance laws which restrict the maximum amount of dividends that may be paid without prior approval of the State of Rhode Island Insurance
Department. As of December 31, 1997, the maximum amount of dividends (based on statutory surplus and statutory net gains from operations) which may be paid by Keyport was approximately $70.3 million without such approval.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)



11. Commitments and Contingencies

Leases: The Company leases data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2008. Rental expense (in thousands) amounted to $3,408, $3,213 and $3,221 for the years ended December 31, 1997, 1996 and 1995, respectively. For each of the next five years, and in the aggregate, as of December 31, 1997, the following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year (in thousands):


                          Year           Payments

                          1998         $     3,536
                          1999               3,505
                          2000               3,273
                          2001               3,178
                          2002                 288
                          Thereafter         1,248
                                       $    15,028

Legal Matters: The Company is involved at various times in litigation common to its business. In the opinion of management, provisions made for potential losses are adequate and the resolution of any such litigation is not expected to have a material adverse effect on the Company's financial condition or its results of operations.

Regulatory Matters: Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years. In 1997, 1996 and 1995, the Company was assessed $5.9 million, $10.0 million, and $8.1 million, respectively. During 1997, 1996 and 1995, the Company recorded $1.0 million, $1.0 million, and $2.0 million, respectively, of provisions for state guaranty fund association expense. At December 31, 1997 and 1996, the reserve for such assessments was $8.0 million and $12.9 million, respectively.





                      Report of Independent Auditors


To the Board of Directors of Keyport Life Insurance Company and Contract Owners of Variable Account A


We have audited the accompanying statement of assets and liabilities of Keyport Life Insurance Company-Variable Account A as of December 31, 1997, and the related statement of operations and changes in net assets for the year then ended and the period from January 30, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of Keyport Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Life Insurance Company - Variable Account A at December 31, 1997 and the results of its operations and changes in net assets for the year then ended and the period from January 30, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.


                                             /s/Ernst & Young LLP

Boston, Massachusetts
March 13, 1998
            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                    Statement of Assets and Liabilities
                             December 31, 1997

Assets
  Investments at market value:
    Alger American Fund
      Alger American Growth Portfolio
        - 60,074 shares (cost $2,427,261)                     $  2,568,781
      Alger American Small Capitalization Portfolio
        - 42,071 shares (cost $1,760,102)                        1,840,619

    Alliance Variable Products Series Fund, Inc.
      Alliance Global Bond Portfolio
        - 198,784 shares (cost $2,205,869)                       2,206,503
      Alliance Premier Growth Portfolio
        - 211,715 shares (cost $4,101,524)                       4,443,897

    MFS Variable Insurance Trust
      MFS Emerging Growth Series
        - 157,233 shares (cost $2,346,335)                       2,537,740
      MFS Research Series
        - 370,638 shares (cost $5,510,371)                       5,852,371

    Manning & Napier Insurance Fund, Inc.
      Manning & Napier Small Cap Portfolio
        - 463 shares (cost $5,125)                                   5,596
      Manning & Napier Equity Portfolio
        - 441 shares (cost $5,050)                                   5,598

    SteinRoe Variable Investment Trust
      SteinRoe Money Market Fund
        - 3,418,082 shares (cost $3,418,082)                     3,418,082
      SteinRoe Special Venture Fund
        - 157,763 shares (cost $3,011,139)                       2,839,731
      SteinRoe Balanced Fund
        - 583,886 shares (cost $9,641,971)                       9,815,131
      SteinRoe Mortgage Securities Fund
        - 517,100 shares (cost $5,325,438)                       5,548,481
      SteinRoe Growth Stock Fund
        - 70,337 shares (cost $2,245,959)                        2,541,265

    Liberty Variable Investment Trust
      Colonial Growth and Income Fund
        - 782,071 shares (cost $11,597,854)                     11,996,975
      SteinRoe Global Utilities Fund
        - 209,721 shares (cost $2,389,448)                       2,499,879
      Colonial International Fund for Growth
        - 5,990,489 shares (cost $11,478,864)                   10,663,071
      Colonial Strategic Income Fund
        - 858,054 shares (cost $9,584,408)                       9,567,304
      Colonial U.S. Stock Fund
        - 685,510 shares (cost $10,660,010)                     11,166,956
      Newport Tiger Fund
        - 1,282,209 shares (cost $2,644,447)                     2,192,578
      Liberty All-Star Equity Fund
        - 2,207,644 shares (cost $22,085,610)                   22,230,980

                    Total assets                              $113,941,538

Net assets
    Variable annuity contracts (Note 5)                       $ 82,702,573
    Annuity reserves (Note 2)                                    4,904,263
    Due to Keyport Life Insurance Company (Note 2)               6,174,702
    Retained by Keyport Life Insurance Company (Note 2)         20,160,000

                    Total net assets                          $113,941,538


                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            Alger American          Alger American Small
                           Growth Portfolio        Capitalization Portfolio
                          1997           1996        1997            1996
Income
 Dividends              $     7,036   $    -        $   19,970    $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                    15,446           50          6,420          31
Net investment income
 (expense)                  (8,410)         (50)        13,550         (31)
Realized gain (loss)         4,303          -              884         -
Unrealized appreciation
 (depreciation) during
 the period                142,736       (1,217)        80,144         373
Net increase (decrease)
 in net assets from
 operations                138,629       (1,267)        94,578         342

Purchase payments from
 contract owners         2,181,692       89,502      1,243,346      67,825
Transfers between
 accounts                  460,219          142        448,258        (129)
Contract terminations
 and annuity payouts      (346,642)         (50)       (37,571)        (31)
Other transfers (to)
 from Keyport Life
 Insurance Company          46,506           50         23,970          31
Net increase in net
 assets from contract
 transactions            2,341,775       89,644      1,678,003      67,696

Net assets at beginning
 of period                  88,377          -           68,038        -

Net assets at end of
 period                 $2,568,781     $ 88,377     $1,840,619    $ 68,038

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            Alliance Global           Alliance Premier
                            Bond Portfolio            Growth Portfolio
                          1997           1996        1997            1996
Income
 Dividends              $    46,153   $    -        $    1,673    $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     13,195           16         23,650         25
Net investment income
 (expense)                   32,958          (16)       (21,977)       (25)
Realized gain (loss)           (569)       -              1,545       -
Unrealized appreciation
 (depreciation) during
 the period                     567           67        342,779       (406)
Net increase (decrease)
 in net assets from
 operations                  32,956           51        322,347       (431)

Purchase payments from
 contract owners          2,259,490       36,537      3,624,819      51,575
Transfers between
 accounts                   113,704          381        544,957         701
Contract terminations
 and annuity payouts       (245,542)       -           (163,817)      -
Other transfers (to)
 from Keyport Life
 Insurance Company            8,910           16         63,711          26
Net increase in net
 assets from contract
 transactions             2,136,562       36,934      4,069,670      52,311

Net assets at beginning
 of period                   36,985        -             51,880       -

Net assets at end of
 period                  $2,206,503     $ 36,985     $4,443,897    $ 51,880

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                             MFS Emerging               MFS Research
                            Growth Series                Series
                          1997           1996        1997            1996
Income
 Dividends              $    -        $    -        $   -         $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     16,111           26         37,551         55
Net investment income
 (expense)                  (16,111)         (26)       (37,551)       (55)
Realized gain (loss)          3,701        -              9,594       -
Unrealized appreciation
 (depreciation) during
 the period                 192,521       (1,116)       343,416     (1,416)
Net increase (decrease)
 in net assets from
 operations                 180,111       (1,142)       315,459     (1,471)

Purchase payments from
 contract owners          2,160,760       56,838      5,140,002    111,137
Transfers between
 accounts                   168,202         (766)       453,781      2,100
Contract terminations
 and annuity payouts        (66,034)       -           (237,046)      -
Other transfers (to)
 from Keyport Life
 Insurance Company           39,745           26         68,355         54
Net increase in net
 assets from contract
 transactions             2,302,673       56,098      5,425,092    113,291

Net assets at beginning
 of period                   54,956        -            111,820       -

Net assets at end of
 period                  $2,537,740     $ 54,956     $5,852,371   $111,820

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            Manning & Napier          Manning & Napier
                          Small Cap Portfolio          Equity Portfolio
                          1997           1996        1997            1996
Income
 Dividends              $    -        $    -        $        11   $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                         22        -                 21       -
Net investment income
 (expense)                      (22)       -                (10)      -
Realized gain (loss)         -             -              -           -
Unrealized appreciation
 (depreciation) during
 the period                     348          123            533         15
Net increase (decrease)
 in net assets from
 operations                     326          123            523         15

Purchase payments from
 contract owners             -             2,500          -          2,500
Transfers between
 accounts                     2,632           15          2,534         26
Contract terminations
 and annuity payouts         -             -              -           -
Other transfers (to)
 from Keyport Life
 Insurance Company           -             -              -           -
Net increase in net
 assets from contract
 transactions                 2,632        2,515          2,534       2,526

Net assets at beginning
 of period                    2,638        -              2,541       -

Net assets at end of
 period                  $    5,596     $  2,638     $    5,598    $  2,541

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                           SteinRoe Money              SteinRoe Special
                            Market Fund                  Venture Fund
                          1997           1996        1997            1996
Income
 Dividends              $   88,861    $       86    $   272,821   $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     22,431           12         19,873         34
Net investment income
 (expense)                   66,430           74        252,948        (34)
Realized gain (loss)          -            -              2,563       -
Unrealized appreciation
 (depreciation) during
 the period                   -            -           (171,408)      -
Net increase (decrease)
 in net assets from
 operations                  66,430           74         84,103        (34)

Purchase payments from
 contract owners          4,086,249       21,129      2,598,769     59,199
Transfers between
 accounts                  (210,857)         402        312,995       (180)
Contract terminations
 and annuity payouts       (507,784)       -           (213,965)      -
Other transfers (to)
 from Keyport Life
 Insurance Company          (37,573)          12         (1,190)        34
Net increase in net
 assets from contract
 transactions             3,330,035       21,543      2,696,609     59,053

Net assets at beginning
 of period                   21,617        -             59,019       -

Net assets at end of
 period                  $3,418,082     $ 21,617     $2,839,731   $ 59,019

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                              SteinRoe                SteinRoe Mortgage
                            Balanced Fund              Securities Fund
                          1997           1996        1997            1996
Income
 Dividends               $  562,770   $    -        $   -         $  9,327
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     70,541           76         39,014         67
Net investment income
 (expense)                  492,229          (76)       (39,014)     9,260
Realized gain (loss)         38,346        -              5,479       -
Unrealized appreciation
 (depreciation) during
 the period                 173,160        -            232,370     (9,327)
Net increase (decrease)
 in net assets from
 operations                 703,735          (76)       198,835        (67)

Purchase payments from
 contract owners          9,462,383      129,902      4,838,331    114,880
Transfers between
 accounts                   193,953          232        886,826        623
Contract terminations
 and annuity payouts       (672,546)       -           (484,716)      -
Other transfers (to)
 from Keyport Life
 Insurance Company           (2,528)          76         (6,298)        67
Net increase in net
 assets from contract
 transactions             8,981,262      130,210      5,234,143    115,570

Net assets at beginning
 of period                  130,134        -            115,503       -

Net assets at end of
 period                  $9,815,131     $130,134     $5,548,481   $115,503

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            SteinRoe Growth             Colonial Growth
                              Stock Fund                and Income Fund
                          1997           1996        1997            1996
Income
 Dividends              $   55,649    $    -        $ 1,106,861   $ 16,380
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                    18,450           14         85,976         152
Net investment income
 (expense)                  37,199          (14)     1,020,885      16,228
Realized gain (loss)         7,640        -              1,229       -
Unrealized appreciation
 (depreciation) during
 the period                295,306        -            415,501     (16,380)
Net increase (decrease)
 in net assets from
 operations                340,145          (14)     1,437,615        (152)

Purchase payments from
 contract owners         1,911,470       23,757     10,591,566     259,571
Transfers between
 accounts                  356,189           (7)       497,551       1,038
Contract terminations
 and annuity payouts       (88,499)       -           (814,237)      -
Other transfers (to)
 from Keyport Life
 Insurance Company          (1,790)          14         23,871         152
Net increase in net
 assets from contract
 transactions            2,177,370       23,764     10,298,751     260,761

Net assets at beginning
 of period                  23,750        -            260,609       -

Net assets at end of
 period                 $2,541,265     $ 23,750    $11,996,975    $260,609

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            SteinRoe Global        Colonial International
                            Utilities Fund            Fund for Growth
                          1997           1996        1997            1996
Income
 Dividends              $   180,945   $    1,226    $   403,055   $ 8,228
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     16,814           16         73,074         78
Net investment income
 (expense)                  164,131        1,210        329,981      8,150
Realized gain (loss)         14,318        -             (1,137)      -
Unrealized appreciation
 (depreciation) during
 the period                 111,657       (1,226)      (807,565)    (8,228)
Net increase (decrease)
 in net assets from
 operations                 290,106          (16)      (478,721)       (78)

Purchase payments from
 contract owners          2,094,656       26,950      9,865,737     134,121
Transfers between
 accounts                   306,662          502      1,902,103         119
Contract terminations
 and annuity payouts       (217,417)       -           (758,352)      -
Other transfers (to)
 from Keyport Life
 Insurance Company           (1,580)          16         (1,936)         78
Net increase in net
 assets from contract
 transactions             2,182,321       27,468     11,007,552     134,318

Net assets at beginning
 of period                   27,452        -            134,240       -

Net assets at end of
 period                  $2,499,879     $ 27,452    $10,663,071    $134,240

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                           Colonial Strategic            Colonial
                            Income Fund               U.S. Stock Fund
                          1997           1996        1997            1996
Income
 Dividends              $   422,411    $  20,017    $   930,220   $  7,965
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     65,183          125         77,827         79
Net investment income
 (expense)                  357,228       19,892        852,393      7,886
Realized gain (loss)          1,156        -             12,679       -
Unrealized appreciation
 (depreciation) during
 the period                   2,913      (20,017)       514,911     (7,965)
Net increase (decrease)
 in net assets from
 operations                 361,297         (125)     1,379,983        (79)

Purchase payments from
 contract owners          9,201,396      214,591      8,438,980    135,230
Transfers between
 accounts                   702,657        1,516      1,799,621         411
Contract terminations
 and annuity payouts       (908,548)       -           (621,133)      -
Other transfers (to)
 from Keyport Life
 Insurance Company           (5,605)         125         33,864          79
Net increase in net
 assets from contract
 transactions             8,989,900      216,232      9,651,332     135,720

Net assets at beginning
 of period                  216,107        -            135,641       -

Net assets at end of
 period                  $9,567,304     $216,107     $11,166,956   $135,641

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                                  Newport            Liberty All-Star
                                 Tiger Fund             Equity Fund*
                             1997           1996            1997
Income
 Dividends               $    14,295    $   1,057     $    21,113
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                      18,422           57             913
Net investment income
 (expense)                    (4,127)       1,000          20,200
Realized gain (loss)         (22,847)         -               -
Unrealized appreciation
 (depreciation) during
 the period                 (450,812)      (1,057)        145,370
Net increase (decrease)
 in net assets from
 operations                 (477,786)         (57)        165,570

Purchase payments from
 contract owners           2,256,281       96,510         722,965
Transfers between
 accounts                    345,389          108       1,212,627
Contract terminations
 and annuity payouts         (54,826)         -           (15,331)
Other transfers (to)
 from Keyport Life
 Insurance Company            26,902           57      20,145,149
Net increase in net
 assets from contract
 transactions              2,573,746       96,675      22,065,410

Net assets at beginning
 of period                    96,618          -              -

Net assets at end of
 period                   $2,192,578     $ 96,618     $22,230,980

                         * Commenced operations November 15, 1997

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                                  Total            Total
                                   1997            1996
Income
 Dividends                    $  4,133,844     $      64,286
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                           620,934               913
Net investment income
 (expense)                       3,512,910            63,373
Realized gain (loss)                78,884              -
Unrealized appreciation
 (depreciation) during
 the period                      1,564,447           (67,777)
Net increase (decrease)
 in net assets from
 operations                      5,156,241            (4,404)

Purchase payments from
 contract owners                82,678,892         1,634,254
Transfers between
 accounts                       10,500,003             7,243
Contract terminations
 and annuity payouts            (6,454,006)              (81)
Other transfers (to)
 from Keyport Life
 Insurance Company              20,422,483               913
Net increase in net
 assets from contract
 transactions                  107,147,372         1,642,329

Net assets at beginning
 of period                       1,637,925             -

Net assets at end of
 period                       $113,941,538      $  1,637,925

                          See accompanying notes.
            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                       Notes to Financial Statements
                             December 31, 1997

1.  Organization

Variable Account A (the "Variable Account"), was established on January 30, 1996 as a segregated investment account of Keyport Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers two contracts, distinguished principally by the level of expenses, surrender charges, and eligible fund options. The two contracts and their respective eligible fund options are as follows:

Keyport Advisor Variable Annuity      Manning & Napier Variable Annuity

Alger American Fund:                  Manning & Napier Insurance Fund, Inc:
 Alger American Growth Portfolio      Manning & Napier Small Cap Portfolio
 Alger American Small Capitalization  Manning & Napier Equity Portfolio
   Portfolio                          Manning & Napier Moderate Growth
                                        Portfolio
                                      Manning & Napier Growth Portfolio
MFS Variable Insurance Trust:         Manning & Napier Maximum Horizon
 MFS Emerging Growth Series             Portfolio
 MFS Research Series                  Manning & Napier Bond Portfolio

SteinRoe Variable Investment Trust (SRVIT):
 Stein Roe Money Market Fund
 Stein Roe Special Venture Fund
 Stein Roe Balanced Fund
 Stein Roe Mortgaged Securities Fund
 Stein Roe Growth Stock Fund

Liberty Variable Investment Trust (LVIT) (formerly Keyport Variable Investment Trust):
 Colonial Growth and Income Fund
 SteinRoe Global Utilities Fund
 Colonial International Fund for Growth
 Colonial Strategic Income Fund
 Colonial U.S. Stock Fund
 Newport Tiger Fund
 Liberty All-Star Equity Fund

Alliance Variable Products Series Fund, Inc:
 Alliance Global Bond Portfolio
 Alliance Premier Growth Portfolio

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

1.  Organization (continued)

On December 6, 1996, the fund name Colonial-Keyport U.S. Fund for Growth was changed to Colonial-Keyport U.S. Stock Fund. On November 15, 1997, the fund names for Cash Income Fund, Capital Appreciation Fund, Managed Assets Fund, Mortgage Securities Income Fund and Managed Growth Stock Fund were changed to SteinRoe Money Market Fund, SteinRoe Special Venture Fund, SteinRoe Balanced Fund, SteinRoe Mortgage Securities Fund and SteinRoe Growth Stock Fund, respectively. Also on November 15, 1997, the fund names for Colonial-Keyport Growth and Income Fund, Colonial-Keyport Utilities Fund, Colonial-Keyport International Fund for Growth, Colonial-Keyport U.S. Stock Fund, Colonial-Keyport Strategic Income Fund and Newport-Keyport Tiger Fund were changed to Colonial Growth and Income Fund, SteinRoe Global Utilities Fund, Colonial International Fund for Growth, Colonial U.S. Stock Fund, Colonial Strategic Income Fund and Newport Tiger Fund, respectively.

2.  Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

Amounts due to Keyport Life Insurance Company represent mortality and expense risk charges earned by the Company in 1997 but not transferred to the Company until January 1998.

The net assets retained by the Company represent seed money shares invested in certain sub-accounts required to commence operations. The seed money is stated at market value (shares multiplied by net asset value per share).

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account.
Therefore, no provision for income taxes has been charged against the Variable Account.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

3.  Expenses

Keyport Advisor Variable Annuity
There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value. For the Contact series Keyport Advisor Employee, the effective annual rate for daily deductions for the assumption of mortality and expense risk is 0.35%; no other charges apply.

Manning & Napier Variable Annuity
There are no deductions from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

4.  Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. SteinRoe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation (formerly Keyport Advisory Services Corporation), a wholly-owned subsidiary of the Company, is the investment advisor to the LVIT. Colonial Management Associates, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT. Keyport Financial Services Corp., a wholly-owned subsidiary of the Company, is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is derived from the mutual funds.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

5.  Unit Values

A summary of the accumulation unit values at December 31, 1997 and the accumulation units and dollar value outstanding at December 31, 1997 are as follows:
                         1996                           1997
                         UNIT           UNIT
                        VALUE           VALUE           UNITS       DOLLARS
Alger American
 Growth Portfolio
    Keyport Advisor  $  9.900001   $  12.277190   197,651.8440  $ 2,426,609
    Employee             -            12.187513     1,126.8070       13,733

Alger American
 Small Capitalization
   Portfolio
    Keyport Advisor    10.064832      11.133567   161,530.0800    1,798,406
    Employee             -            11.771178       559.7980        6,589

Alliance Global
 Bond Portfolio
    Keyport Advisor     9.882608       9.811315   205,125.1470    2,012,547

Alliance Premier
 Growth Portfolio
    Keyport Advisor    10.197991      13.462574   317,794.3490    4,278,330
    Employee             -            12.945664     1,830.1810       23,693

MFS Emerging
 Growth Series
    Keyport Advisor     9.716229      11.680929   211,030.2340    2,465,029
    Employee             -            12.487521       893.3820       11,156

MFS Research Series
    Keyport Advisor     9.978211      11.834080   476,726.2310    5,641,616
    Employee             -            11.567760     2,107.1950       24,376

Manning & Napier
 Small Cap Portfolio
    Keyport Advisor    10.713837      12.088643       244.7110        2,958

Manning & Napier
 Equity Portfolio
    Keyport Advisor    10.553923      12.774188       239.2930        3,057

SteinRoe Money
 Market Fund
    Keyport Advisor    13.288493      13.780309   141,307.6585    1,947,263
    Employee             -            12.034296       216.9429        2,611

SteinRoe Special
 Venture Fund
    Keyport Advisor    29.237169      31.085014    70,396.6380    2,188,280
    Employee             -            18.887039       434.8833        8,214

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

5. Unit Values (continued)

                         1996                           1997
                         UNIT           UNIT
                        VALUE           VALUE           UNITS       DOLLARS

SteinRoe Balanced Fund
    Keyport Advisor    21.263714      24.497018   334,687.6783    8,198,850
    Employee             -            16.476867       334.4144        5,510

SteinRoe Mortgage
 Securities Fund
    Keyport Advisor    16.621076      17.874172   278,722.7178    4,981,938
    Employee             -            12.883061        51.5966          665

SteinRoe Growth
 Stock Fund
    Keyport Advisor    27.242475      35.538075    62,290.5052    2,213,685
    Employee             -            22.305278       210.2543        4,690

Colonial Growth and
 Income Fund
    Keyport Advisor    15.216529      19.353674   567,111.3017   10,975,687
    Employee             -            20.146127     1,462.3641       29,461

SteinRoe Global
 Utilities Fund
    Keyport Advisor    12.095187      15.358133   152,453.0989    2,341,395

Colonial International
 Fund for Growth
    Keyport Advisor    10.074536       9.659572   968,792.4360    9,358,120
    Employee             -            10.293313     3,209.4245       33,036

Colonial Strategic
 Income Fund
    Keyport Advisor    12.642128      13.615795   559,013.2244    7,611,409
    Employee             -            14.021213       205.7553        2,885

Colonial U.S.
 Stock Fund
    Keyport Advisor    15.935084      20.780533   481,688.8629   10,009,751
    Employee             -            21.635681       533.4962       11,543

Newport Tiger Fund
    Keyport Advisor    12.555053       8.525525   234,552.7128    1,999,685
    Employee             -             8.765513     1,537.8140       13,480

Liberty All-Star
 Equity Fund
    Keyport Advisor      -            10.063176   180,236.9680    1,813,756
    Employee             -            10.075780    24,073.5060      242,560

                                                5,640,383.5061  $82,702,573


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

6.  Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 1997 are shown below:

                                          Purchases              Sales

Alger American Growth Portfolio        $  2,650,509         $    317,144
Alger American Small
 Capitalization Portfolio                 1,855,453              163,900

Alliance Global Bond Portfolio            2,685,989              516,469

Alliance Premier Growth Portfolio         4,418,548              370,855

MFS Emerging Growth Series                2,571,013              284,451

MFS Research Series                       6,268,736              881,195

Manning & Napier Small Cap
 Portfolio                                    2,637                   27

Manning & Napier Equity
 Portfolio                                    2,552                   28

SteinRoe Money Market Fund                6,150,547            2,754,082

SteinRoe Special Venture Fund             4,905,812            1,956,255

SteinRoe Balanced Fund                   11,750,379            2,276,888

SteinRoe Mortgage Securities Fund         5,751,538              556,409

SteinRoe Growth Stock Fund                3,514,107            1,299,538

Colonial Growth and Income Fund          13,254,478            1,934,842

SteinRoe Global Utilities Fund            2,913,439              566,987

Colonial International Fund
 for Growth                              12,113,765              776,232

Colonial Strategic Income Fund           10,063,285              716,157

Colonial U.S. Stock Fund                 11,166,044              662,319

Newport Tiger Fund                        3,080,449              510,830

Liberty All-Star Equity Fund             22,115,483               29,873

                                       $127,234,763          $16,574,481


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

7.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

8.  Year 2000 (Unaudited)

The Variable Account, like other business organizations and individuals, would be adversely affected if the Company's computer systems and those of its service providers do not properly process and calculate date related information and data from and after January 1, 2000. The Company has substantially completed an inventory of its computer programs and assessed its Year 2000 readiness. In addition, the Company has initiated communications with third parties to determine the extent to which the Company's interface systems are vulnerable to those third parties' failure to remediate their own Year 2000 issues.

The Company believes that with modifications to existing software and conversions to new software, the Year 2000 issue will not pose significant operational problems for its computer systems. However, if such modifications and conversions are not made, or are not timely completed, or if the systems of the companies on which the Company's interface system relies are not timely converted, the Year 2000 issue could have a material impact on the operations of the Variable Account.










                                  PART C



Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:
          Included in Part B:
          Keyport Life Insurance Company:

           Consolidated Balance Sheet - December 31, 1997 and 1996 Consolidated Income Statement for the years ended December 31,
               1997, 1996 and 1995
           Consolidated Statement of Stockholder's Equity for the years ended December 31, 1997, 1996 and 1995
           Consolidated Statement of Cash Flows for the years ended
               December 31, 1997, 1996 and 1995



           Notes to Consolidated Financial Statements
          Variable Account A:



           Statement of Assets and Liabilities - December 31, 1997 and 1996 Statement of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996

           Notes to Financial Statements

     (b)  Exhibits:

    *     (1)  Resolution of the Board of Directors establishing Variable
                         Account A

          (2)  Not applicable

    *     (3a) Principal Underwriter's Agreement

    *     (3b) Specimen Agreement between Principal Underwriter and Dealer

    ***   (3c) Manning & Napier Broker/Dealer's Agreement

    *     (4a) Form of Group Variable Annuity Contract of Keyport Life
                         Insurance Company

    *     (4b) Form of Variable Annuity Certificate of Keyport Life
                         Insurance Company

    *     (4c) Form of Tax-Sheltered Annuity Endorsement

    *     (4d) Form of Individual Retirement Annuity Endorsement

    *     (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

    ***   (4f) Specimen Group Variable Annuity Contract of Keyport Life
                         Insurance Company (M&N)

    ***   (4g) Specimen Variable Annuity Certificate of Keyport Life
                         Insurance Company (M&N)

    ****  (4h) Specimen Group Variable Annuity Contract of Keyport Life
                         Insurance Company (KA)

    ****  (4i) Specimen Variable Annuity Certificate of Keyport Life
                         Insurance Company (KA)


    ++    (4j) Form of Individual Variable Annuity Contract of Keyport
                         Life Insurance Company

    ++    (4k) Specimen Individual Variable Annuity Contract of Keyport
                         Life Insurance Company(KA)

    ++    (4l) Specimen Group Exchange Program Endorsement (KA)

    ++    (4m) Specimen Individual Exchange Program Endorsement (KA)

    ##    (4n) Specimen Group Variable Annuity Contract of Keyport Life
                         Insurance Company (KAV)

    ##    (4o) Specimen Variable Annuity Certificate of Keyport Life
                         Insurance Company (KAV)

    ##    (4p) Specimen Individual Variable Annuity Contract of Keyport
               Life Insurance Company (KAV)


    *     (5a) Form of Application for a Group Variable Annuity Contract

    *     (5b) Form of Application for a Group Variable Annuity Certificate

    *     (6a) Articles of Incorporation of Keyport Life Insurance Company

    *     (6b) By-Laws of Keyport Life Insurance Company

          (7)  Not applicable

    **    (8a) Form of Participation Agreement

    ***   (8b) Participation Agreement Among Manning & Napier Insurance
               Fund,  Inc.,  Manning  &  Napier  Investor  Services,  Inc.,
               Manning
               & Napier Advisors, Inc., and Keyport Life Insurance Company

    ****  (8c) Participation Agreement Among MFS Variable Insurance Trust,
               Keyport Life Insurance Company, and Massachusetts Financial Services Corp.

    ****  (8d) Participation Agreement Among The Alger American Fund,
               Keyport Life Insurance Company, and Fred Alger and Company, Incorporated

    ****  (8e) Participation Agreement Among Alliance Variable Products
               Series   Fund,  Inc.,  Alliance  Fund  Distributors,   Inc.,
               Alliance
               Capital Management L.P., and Keyport Life Insurance Company


          (8f) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Life Insurance Company and Keyport
               Financial Services Corp.    (To be Filed by Amendment)

    #     (8g) Amended and Restated Participation Agreement By and Among
                 Keyport   Variable  Investment  Trust,  Keyport  Financial
Services
               Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

          (8h) Amended and Restated Particpation Agreement By and Among SteinRoe Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston (To be Filed by Amendment)

    +     (9)  Opinion and Consent of Counsel

          (10) Consents of Independent Auditors


          (11) Not applicable

          (12) Not applicable


    ##     (13) Schedule for Computations of Performance Quotations

    +++   (15) Chart of Affiliations

          (16) Powers of Attorney

          (27) Financial Data Schedule


*    Incorporated  by reference to Registration Statement  (File  No.  333-
     1043)
     filed on or about February 16, 1996.

** Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22,
     1996.

*** Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement (File No. 333-1043) filed on or about October 15, 1996.


**** Incorporated by reference to Post-Effective Amendment No. 1 to the
     Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-1043) filed on or about May 1, 1997.

++ Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 333-1043) filed on or about July 30, 1997.

+++ Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

++++ Incorporated by reference to Post-Effective Amendment No. 8 to the
     Registration Statement (File No. 333-1043) filed on or about February 27, 1998.

# Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Variable Account J of Liberty Life Assurance Company of Boston (Files No. 333-29811; 811-08269) filed on or about July 17, 1997.

## Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement (File No. 333-1043) filed on or about March 20, 1998.


Item 25. Directors and Officers of the Depositor.

Name and Principal                       Positions and Offices
Business Address*                        with Depositor

Kenneth R. Leibler, President            Director and Chairman of the Board
Liberty Financial Companies Inc.
Federal Reserve Plaza, 24th Floor
600 Atlantic Avenue
Boston, MA  02110



Frederick Lippitt                        Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903


Mr. Robert C. Nyman                      Director
12 Cooke Street
Providence, RI 02906-2006


John W. Rosensteel                       President, Chief Executive Officer
                                         and Director


Stephen B. Bonner                        Executive Vice President

Paul H. LeFevre, Jr.                     Executive Vice President


Bernard R. Beckerlegge                   Senior Vice President and General
                                         Counsel


Bernhard M. Koch                         Senior Vice President and Chief
                                         Financial Officer


Stewart R. Morrison                      Senior Vice President and Chief
                                         Investment Officer

Francis E. Reinhart                      Senior Vice President and Chief
                                         Information Officer


Mark R. Tully                            Senior Vice President and Chief
                                         Sales Officer

Garth A. Bernard                         Vice President

Daniel C. Bryant                         Vice President and Assistant
                                         Secretary

Clifford O. Calderwood                   Vice President

James P. Greaton                         Vice President and Corporate
                                         Actuary


Jacob M. Herschler                       Vice President

Kenneth M. Hughes                        Vice President

James J. Klopper                         Vice President and Secretary

Leslie J. Laputz                         Vice President

Jeffrey J. Lobo                          Vice President - Risk Management

Suzanne E. Lyons                         Vice President - Human Resources

Jeffery J. Whitehead                     Vice President and Treasurer

Peter E. Berkeley                        Assistant Vice President

John G. Bonvouloir                       Assistant Vice President &
                                         Assistant Treasurer

Judith A. Brookins                       Assistant Vice President

Paul R. Coady                            Assistant Vice President


Alan R. Downey                           Assistant Vice President

Kenneth M. LeClair                       Assistant Vice President

Gregory L. Lapsley                       Assistant Vice President

Scott E. Morin                           Assistant Vice President and
                                         Controller

Michael J. Mulkern                       Assistant Vice President

Sean P. O'Brien                          Assistant Vice President

Robert J. Scheinerman                    Assistant Vice President

Edward M. Shea                           Assistant Vice President

Teresa M. Shumila                        Assistant Vice President

Daniel T. Smyth                          Assistant Vice President

Donald A. Truman                         Assistant Vice President and
                                         Assistant Secretary


Ellen L. Wike                            Assistant Vice President

Daniel Yin                               Assistant Vice President

Frederick Lippitt                        Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

      The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

      The Depositor controls Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.


       The Depositor controls Liberty Advisory Services Corp. (LASC) (formerly known as Keyport Advisory Services Corp.), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. LASC files separate financial statements.


       The Depositor controls Independence Life and Annuity Company ("Independence Life")(formerly Keyport America Life Insurance Company), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.


      The  Depositor  controls  American  Benefit  Life  Insurance  Company
("American Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. American Benefit files separate financial statements.

      The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement (File No. 333-1043) filed on or about February 6, 1998.


Item 27. Number of Contract Owners.


      At April 1, 1998, there were 0 Qualified Contract Owners and 2 Non-Qualified Contract Owners.


Item 28. Indemnification.

      Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      Keyport Financial Services Corp. is also principal underwriter of the SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts.

The directors and officers are:

Name and Principal                  Position and Offices
Business Address*                   with Underwriter

John W. Rosensteel                  President, Director and Chairman of the
                                    Board


James J. Klopper                    Director and Clerk


Francis E. Reinhart                 Director and Vice President,
                                    Administration

Rogelio P. Japlit                   Treasurer


Paul T. Holman                      Assistant Clerk


Donald A. Truman                    Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

     Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts
02110.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

      (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.



                                SIGNATURES







                                SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 24th day of April, l998.

                                       Variable Account A
                                          (Registrant)


                               BY:  Keyport Life Insurance Company
                                          (Depositor)


                               BY:  /s/ John W. Rosensteel*
                                     John W. Rosensteel
                                     President





*BY: /s/James J. Klopper              April 24, 1998
     James J. Klopper                 Date
     Attorney-in-Fact


* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and filed herewith as part of Exhibit 16.


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kenneth R. Leibler*               /s/ John W. Rosensteel*
Kenneth R. Leibler                    John W. Rosensteel
Director and Chairman of the Board    President
                                      (Principal Executive Officer)


/s/ Frederick Lippett*                /s/ Bernhard M. Koch*
Frederick Lippett                     Bernhard M. Koch
Director                              Senior Vice President
                                      (Chief Financial Officer)


/s/ Robert C. Nyman*
Robert C. Nyman
Director


/s/ John W. Rosensteel*
John W. Rosensteel
Director


*BY:  /s/ James J. Klopper           April 24, 1998
     James J. Klopper                Date
     Attorney-in-Fact



* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and filed herewith as Exhibit 16.





                               EXHIBIT INDEX


Item                                                             Page

(10) Consents of Independent Auditors

(16) Powers of Attorney

(27) Financial Data Schedule
                                                          EXHIBIT (10)



                        CONSENT OF INDEPENDENT AUDITORS





    We consent to the reference to our firm under the caption "Experts" in the Statement of Additional Information and to the use of our reports dated February 3, 1998, with respect to the consolidated financial statements of Keyport Life Insurance Company, and March 13, 1998, with respect to the financial statements of Keyport Life Insurance Company-Variable Account A, included in this Post-Effective Amendment No. 10 to the Registration Statement (Form N-4, Nos. 333-1043 and 811-7543).






                                                 /s/ERNST & YOUNG LLP


Boston, Massachusetts
April 24, 1998





              CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS





The Board of Directors
Keyport Life Insurance Company:






We consent to the use of our report dated February 16, 1996 with respect to the consolidated financial statements of Keyport Life Insurance Company and subsidiaries included herein and to the reference to our firm under the heading "Experts" in the Statement of Additional Information.









/s/KPMG Peat Marwick LLP
KPMG Peat Marwick LLP
Boston, Massachusetts
April 24, 1998

                                                          EXHIBIT (16)








                         LIMITED POWER OF ATTORNEY




      I, Kenneth R. Leibler, a director and the Chairman of the Board of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint John W. Rosensteel, Bernard
R. Beckerlegge and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director and the Chairman of the Board of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required to be filed under the Securities Exchange Act of 1934, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those three Acts and regulations under the Acts.



Dated:  March 27, 1998


/s/Cindy M. Leal                  /s/Kenneth Leibler
Signature of Witness             Signature of Mr. Leibler












                         LIMITED POWER OF ATTORNEY




      I, John W. Rosensteel, a director and the President and Chief Executive Officer of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint Bernard R. Beckerlegge and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director and the President and Chief Executive Officer of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required to be filed under the Securities Exchange Act of 1934, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those three Acts and regulations under the Acts.



Dated:   April 2, 1998


/s/Elizabeth B. Love                 /s/John W. Rosensteel
Signature of Witness                Signature of Mr. Rosensteel
















                         LIMITED POWER OF ATTORNEY




      I, Robert C. Nyman, a director of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint John W. Rosensteel, Bernard R. Beckerlegge and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required to be filed under the Securities Exchange Act of 1934, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those three Acts and regulations under the Acts.



Dated:   April 2, 1998


/s/Thomas J. Pezzullo                 /s/Robert C. Nyman
Signature of Witness                 Signature of Mr. Nyman












                         LIMITED POWER OF ATTORNEY




      I, Frederick Lippitt, a director of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint John W. Rosensteel, Bernard R. Beckerlegge and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as a director of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required to be filed under the Securities Exchange Act of 1934, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those three Acts and regulations under the Acts.



Dated:   April 2, 1998


/s/Helen A. Bryan                       /s/Frederick Lippett
Signature of Witness                  Signature of Mr. Lippitt


















                         LIMITED POWER OF ATTORNEY




      I, Bernhard M. Koch, a Senior Vice President and the Chief Financial Officer of Keyport Life Insurance Company, a corporation duly organized under the laws of the State of Rhode Island, do hereby appoint John W. Rosensteel, Bernard R. Beckerlegge, and James J. Klopper, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name as Senior Vice President and the Chief Financial Officer of this Company all documents required for registration of a security under the Securities Act of 1933, as amended, all documents required to be filed under the Securities Exchange Act of 1934, as amended, all documents required for registration of an investment company under the Investment Company Act of 1940, as amended, and all other documents required to be filed with the Securities and Exchange Commission under those three Acts and regulations under the Acts.



Dated:  April 2, 1998


/s/Elizabeth B. Love                  /s/Bernhard M. Koch
Signature of Witness                Signature of Mr. Koch





                                                          EXHIBIT (27)